THE LIPPER FUNDS(SM)
================================================================================
                                                Lipper High Income Bond Fund(SM)



                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2002

                         TABLE OF CONTENTS

Shareholder's Letter...........................................        1


Portfolio of Investments.......................................        3


Statement of Assets and Liabilities............................        8


Statement of Operations........................................        9


Statement of Changes in Net Assets.............................       10


Financial Highlights...........................................       11


Notes to Financial Statements..................................       13


Director and Officer Information..............................        16

                        LIPPER HIGH INCOME BOND FUND(SM)
                              SHAREHOLDER'S LETTER
                                  JUNE 30, 2002

Dear Shareholder:



     We are pleased to present the Semi-Annual Report for the Lipper High Income Bond Fund (the "Fund") for the six-month period ended June 30, 2002.

     The first half of 2002 ended in disappointing returns for equity investors around the world. In the second quarter alone, the Nasdaq Composite Index declined 20.64%, the S&P 500 Index declined 13.39% and the Dow Jones Industrial Average declined 10.72%. Year-to-date the indices are down 24.84%, 13.16%, and 6.91%, respectively. Not only did U.S. stocks tumble, but a broad global sell-off also left major stock indices down in Europe, Asia, and Latin America. The high yield market also suffered losses in the second quarter. In fact, the Lehman BB Intermediate Bond Index was down 5.28% for the quarter and down 3.36% for the first half of the year. Notwithstanding the dismal performance by both equity and high yield indices, the Fund outperformed it's benchmark by 634 basis points for the second quarter of 2002, generating a net return of 1.06% for the quarter and 2.93% for the first half of 2002. This return ranked the Fund's Premier Shares in the top 1% out of the 166 high yield funds tracked by Morningstar, Inc. for the trailing five-year period ended June 30, 2002. The Fund's Premier Shares also ranked in the top 3% out of the 286 high yield funds tracked by Morningstar for the trailing three-year period ended June 30, 2002 and in the top 5% out of 360 high yield funds tracked by Morningstar for the trailing 12-month period ended June 30, 2002.*

     While markets declined in response to corporate scandals, global unrest and a weaker U.S. dollar, the economy held up remarkably well. Industrial production rose 0.8% in June, the sixth rise and the biggest increase since October of 1999. Economic activity in the manufacturing sector grew for the fifth consecutive month in June as indicated by the Institute for Supply Management's manufacturing index which rose to 56.2, mainly led by the surge in production. However, comments from purchasing and supply executives indicate that while the manufacturing recovery is gaining momentum, business is not as strong when looking at year-over-year performance. In the second quarter, growth slowed from a 5.0% annual rate in the first quarter, to a 1.1% pace, but economists project that the gross domestic product will pick up again during the second half of the year. According to Fed Chairman Alan Greenspan at the semiannual testimony on monetary policy, "The rebound from a recession that began in March 2001 is strengthening. The economy may grow 3.75% this year, compared with a forecast of 3% in February." Most U.S. economists agree that the U.S. economy will continue to grow and won't slip back into a recession.

     Economic improvement should boost companies' revenue and cashflow, helping them make bond payments and reduce debt. Amid the turmoil in equity markets and the extremely low yields offered by most fixed income investments, high yield bonds remain relatively attractive, offering investors both relative value and strong absolute returns. Although high yield bond spreads tightened over 50 basis points during the first half of 2002, high yield spreads remain roughly 30% above their historical average (between January 1, 1987 and June, 2002). BB-rated bond spreads are also wider than their historical average. As the U.S. economy emerges from recession and corporate profitability improves, high yield bond spreads are expected to tighten further, providing investors with additional upside potential.

     With historically wide spreads, a yield-to-maturity of approximately 9.2% for the Fund, low interest rates and a volatile equity environment, we believe it is an opportune time to invest in the Lipper High Income Bond Fund. The Fund continues to collect the coupon on its underlying bonds and the high yield market continues to outperform investment alternatives, providing investors with both attractive current returns and upside potential.

     We hope you find the enclosed report informative. We appreciate your participation in The Lipper Funds, Inc.

                                        Sincerely,

                                        /s/ KENNETH LIPPER
                                        -----------------------------------
                                        KENNETH LIPPER
                                        President and Chairman of the Board

----------

* Total returns include the reinvestment of income, dividends, and capital gains. The Fund's net asset value and investment return will fluctuate, and the value of the Fund's shares may be more or less than original cost upon redemption. Fee waivers and reimbursements have been in effect for the Fund since April 1, 1996, without which total returns would have been lower. The Morningstar, Inc. percentile rankings are based upon total return and compares the Lipper High Income Bond Fund Premier Shares with all funds in the same Morningstar category. These rankings may change monthly and compares a fund's 12-month, three-year and five-year average annual total return, as applicable, to the total return generated by other funds in the same Morningstar category for the same period. Past performance is no guarantee of future results.

                             LIPPER HIGH INCOME BOND FUND(SM)
                                 PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2002 (UNAUDITED)

                                                            FACE AMOUNT          VALUE
                                                            -----------        ----------
CORPORATE BONDS (87.1%)

AEROSPACE/DEFENSE (4.9%)
     Alliant TechSyst, 8.500%, 05/15/11                      $  875,000        $  918,750
     BE Aerospace, 8.000%, 03/01/08                           1,000,000           925,000
     L-3 Communications Holdings, 7.625%, 06/15/12*           1,250,000         1,259,376
     Moog, 10.000%, 05/01/06                                  1,000,000         1,025,000
     Sequa Corp., 8.875%, 04/01/08                              500,000           502,500
     Sequa Corp., 9.000%, 08/01/09                              500,000           505,000
                                                                               ----------
                                                                               $5,135,626
                                                                               ----------
AUTO MANUFACTURING & RELATED (5.0%)
     Dana Corporation, 10.125%, 03/15/10*                    $  750,000        $  768,750
     Ford Motor Credit Co., 6.500%, 01/25/07                  1,250,000         1,252,361
     Lear Corp., 7.960%, 05/15/05                             1,750,000         1,109,044
     Navistar International, 7.000%, 02/01/03                 1,000,000         1,001,250
     Oshkosh Truck, 8.750%, 03/01/08                          1,000,000         1,040,000
                                                                               ----------
                                                                               $5,171,405
                                                                               ----------
BEVERAGES & BOTTLING (1.0%)
     Canandaigua Brands, 8.625%, 08/01/06                    $1,000,000        $1,055,000
                                                                               ----------
CABLE--DISTRIBUTED ENTERTAINMENT (2.1%)
     CSC Holdings Inc., 7.875%, 12/15/07                     $1,125,000        $  942,845
     Fox/Liberty Network, 8.875%, 08/15/07                    1,175,000         1,216,125
                                                                               ----------
                                                                               $2,158,970
                                                                               ----------
CAPITAL GOODS, EQUIPMENT & OTHER MANUFACTURING (6.0%)
     Amtek, Inc., 7.200%, 07/18/08                           $1,250,000        $1,212,408
     Briggs and Stratton, 8.875%, 03/15/11                    1,000,000         1,055,000
     Case New Holland, 6.250%, 12/01/03                       1,000,000           976,406
     FlowServe Corp., 12.250%, 08/15/10                         824,000           935,240
     Index Corp., 6.875%, 02/15/08                            1,125,000         1,078,262
     Joy Global, 8.750%, 03/15/12                               500,000           513,750
     Kennametal, 7.200%, 06/15/12                               500,000           500,511
                                                                               ----------
                                                                               $6,271,577
                                                                               ----------
CHEMICALS (3.1%)
     Arco Chemical Co., 9.375%, 12/15/05                     $  775,000        $  748,844
     Georgia Gulf, 7.625%, 11/15/05                           1,250,000         1,303,776
     MacDermid, Inc., 9.125%, 07/15/11                        1,125,000         1,186,875
                                                                               ----------
                                                                               $3,239,495
                                                                               ----------
COMMERCIAL SERVICES (4.5%)
     Aramark Services, Inc., 6.750%, 08/01/04                $  625,000        $  643,961
     Aramark Services, Inc., 7.000%, 07/15/06                   375,000           382,942
     Iron Mountain, 8.750%, 09/30/09                          1,250,000         1,284,375
     JohnsonDiversey, Inc., 9.625%, 05/15/12*                   250,000           262,500
     United Rentals, 10.750%, 04/15/08                          500,000           537,500
     United Rentals, 9.500%, 06/01/08                           500,000           510,000
     World Color Press, 7.750%, 02/15/09                      1,000,000         1,027,280
                                                                               ----------
                                                                               $4,648,558
                                                                               ----------

        The accompanying notes are an integral part of the financial statements.

                                 LIPPER HIGH INCOME BOND FUND(SM)
                              PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                    JUNE 30, 2002 (UNAUDITED)

                                                                   FACE AMOUNT          VALUE
                                                                   -----------        ----------
CONSUMER PRODUCTS (2.0%)
     Steinway Musical Instruments, Inc., 8.750%, 04/15/11           $1,000,000        $1,020,000
     The Scotts Company, 8.625%, 01/15/09                            1,000,000         1,036,250
                                                                                      ----------
                                                                                      $2,056,250
                                                                                      ----------
CONTAINER/PACKAGE MANUFACTURER (1.0%)
     Owens-Brockway Glass Container, Inc., 8.875%, 02/15/09*        $1,000,000        $1,005,000
                                                                                      ----------
ENERGY EXPLORATION & PRODUCTION (7.0%)
     Forest Oil, 8.000%, 06/15/08                                   $1,000,000        $1,007,500
     Ocean Energy, 8.875%, 07/15/07                                  2,000,000         2,095,000
     Ocean Energy, Inc., 8.375%, 07/01/08                            1,000,000         1,060,000
     Stone Energy, 8.750%, 09/15/07                                  1,125,000         1,153,125
     Vintage Petroleum, 9.000%, 12/15/05                               500,000           497,500
     Vintage Petroleum, 9.750%, 06/30/09                               500,000           490,000
     Western Oil Sands, 8.375%, 05/01/12*                            1,000,000         1,007,500
                                                                                      ----------
                                                                                      $7,310,625
                                                                                      ----------
ENTERTAINMENT (4.4%)
     Harrah's Operating Co., Inc., 7.875%, 12/15/05                 $1,000,000        $1,030,000
     MGM Mirage Inc., 8.500%, 09/15/10                               1,000,000         1,044,395
     Park Place Entertainment, 7.875%, 12/15/05                        750,000           753,750
     Six Flags, 8.875%, 02/01/10                                     1,250,000         1,250,000
     Speedway Motorsports, 8.500%, 08/15/07                            500,000           521,250
                                                                                      ----------
                                                                                      $4,599,395
                                                                                      ----------
ENVIRONMENTAL SERVICES (0.9%)
     Allied Waste North America, Inc., 7.375%, 01/01/04             $  500,000        $  487,500
     Allied Waste North America, Inc., 7.625%, 01/01/06                500,000           485,000
                                                                                      ----------
                                                                                      $  972,500
                                                                                      ----------
FOOD & FOOD SERVICES (0.4%)
     SC International Services, 9.250%, 09/01/07                    $  500,000        $  462,500
                                                                                      ----------
GAS, ELECTRIC UTILITIES & POWER (5.8%)
     AES Corp., 8.750%, 12/15/02                                    $  750,000        $  701,250
     Amerigas Partner, 10.000%, 04/15/06                             1,000,000         1,065,000
     Amerigas Partner, 10.125%, 04/15/07                               500,000           515,000
     Cogentrix, 8.100%, 03/15/04                                     1,211,000         1,248,138
     Ferrell Gas, 9.375%, 06/16/06                                   1,250,000         1,293,750
     Transcontinental Gas, 6.125%, 01/15/05                            500,000           476,971
     Transcontinental Gas, 6.250%, 01/15/08                            750,000           740,346
                                                                                      ----------
                                                                                      $6,004,455
                                                                                      ----------

             The accompanying notes are an integral part of the financial statements.

                                     LIPPER HIGH INCOME BOND FUND(SM)
                                   PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                         JUNE 30, 2002 (UNAUDITED)

                                                                            FACE AMOUNT          VALUE
                                                                            -----------        ----------
HEALTHCARE SERVICES & RELATED (5.8%)
     Advanced PCS, 8.500%, 04/01/08                                          $1,075,000        $1,115,312
     Amerisource Bergn Corp., 8.125%, 09/01/08                                1,000,000         1,037,500
     Bergen Brunswig, 7.375%, 01/15/03                                        1,000,000         1,002,500
     Columbia/HCA, 7.125%, 06/01/06                                             750,000           787,314
     Fisher Scientific, 7.125%, 12/15/05                                      1,175,000         1,172,063
     Triad Hospitals, 8.750%, 05/01/09                                        1,000,000         1,050,000
                                                                                               ----------
                                                                                               $6,164,689
                                                                                               ----------
HOMEBUILDING & BUILDING MATERIALS (6.3%)
     Dayton Superior, 13.000%, 06/15/09                                      $  375,000        $  376,875
     DR Horton, 8.375%, 06/15/04                                              1,000,000         1,010,000
     Kaufman & Broad, 9.625%, 11/15/06                                        1,125,000         1,153,125
     Louisiana Pacific Corp., 10.875%, 11/15/08                               1,000,000         1,105,000
     Nortek, Inc., 9.250%, 03/15/07                                           1,000,000         1,017,500
     NVR, 8.000%, 06/01/05                                                    1,000,000         1,020,000
     Ryland Group, 8.000%, 08/15/06                                           1,000,000         1,012,500
                                                                                               ----------
                                                                                               $6,695,000
                                                                                               ----------
HOTELS (3.1%)
     Felcor Suites, 7.375%, 10/01/04                                         $1,000,000        $  988,750
     Host Marriott Properties, 7.875%, 08/01/05                               1,250,000         1,225,000
     Starwood Hotel & Resorts (ITT Corp.), 6.750%, 11/15/03                   1,000,000         1,012,458
                                                                                               ----------
                                                                                               $3,226,208
                                                                                               ----------
METALS & MINING (5.3%)
     AK Steel Corp., 9.125%, 12/15/06                                        $2,000,000        $2,000,000
     Compass Minerals Group, 10.000%, 08/15/11*                                 875,000           927,500
     Luscar Coal, Ltd., 9.750%, 10/15/11                                        500,000           540,000
     Phelps Dodge Corp., 6.375%, 11/01/04                                       500,000           499,582
     Phelps Dodge (Cyprus Minerals), 6.625%, 10/15/05                           750,000           736,018
     Ryerson-Tull, 9.125%, 07/15/06                                             750,000           744,535
                                                                                               ----------
                                                                                               $5,548,835
                                                                                               ----------
MULTIMEDIA (3.3%)
     Chancellor Media, 8.125%, 12/15/07                                      $  625,000        $  612,500
     Clear Channel Communication (Chancellor Media), 8.750%, 06/15/07           500,000           502,500
     Lamar Media Corp., 9.625%, 12/01/06                                      1,250,000         1,290,625
     Salem Communication Corp., 9.500%, 10/01/07                              1,000,000         1,025,000
                                                                                               ----------
                                                                                               $3,430,625
                                                                                               ----------
OIL FIELD SERVICES (4.1%)
     Dresser Inc., 9.375%, 04/15/11                                          $  625,000        $1,144,688
     Grey Wolf (DI Inds.), Inc., 8.875%, 07/01/07                             1,000,000         1,030,000
     Pride Petroleum, 9.375%, 05/01/07                                        1,000,000         1,047,500
     Tuboscope, Inc., 7.500%, 02/15/08                                        1,000,000         1,049,677
                                                                                               ----------
                                                                                               $4,271,865
                                                                                               ----------
PAPER & FOREST PRODUCTS (3.6%)
     Boise Cascade Co., 7.500%, 02/01/08                                     $1,000,000        $1,015,323
     Packaging Corp., 9.625%, 04/01/09                                        1,000,000         1,085,000
     Potlatch Corp., 10.000%, 07/15/11                                          750,000           825,000
     Stone Container Fin-Can, 11.500%, 08/15/06*                                750,000           813,750
                                                                                               ----------
                                                                                               $3,739,073
                                                                                               ----------

                 The accompanying notes are an integral part of the financial statements.

                           LIPPER HIGH INCOME BOND FUND(SM)
                         PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               JUNE 30, 2002 (UNAUDITED)

                                                       FACE AMOUNT          VALUE
                                                       -----------        -----------
RETAILERS (1.0%)
     Southland Corp., 5.000%, 12/15/03                 $ 1,000,000        $ 1,025,000
                                                                          -----------
TECHNOLOGY (2.8%)
     Amkor Tech, 9.250%, 05/01/06                      $   500,000        $   412,500
     Amphenol Corp., 9.875%, 05/15/07                    1,175,000          1,230,813
     Celestica Intl., 10.500%, 12/31/06                    500,000            522,500
     Flextronics Intl., 8.750%, 10/15/07                   750,000            755,625
                                                                          -----------
                                                                          $ 2,921,438
                                                                          -----------
TELECOMMUNICATIONS/WIRELINE (0.9%)
     Qwest Corporation, 6.375%, 10/15/02               $   500,000        $   477,500
     Qwest Corporation, 7.625%, 06/09/03                   500,000            462,500
                                                                          -----------
                                                                          $   940,000
                                                                          -----------
TEXTILE/APPAREL MANUFACTURING (0.9%)
     Interface, Inc., 7.30%, 04/01/08                  $ 1,000,000        $   920,000
                                                                          -----------
TRANSPORTATION (1.9%)
     Sea Containers Ltd., 9.50%, 07/01/03              $ 1,000,000        $   990,000
     TFM SA DE CV, 12.500%, 06/15/12*                    1,000,000            947,500
                                                                          -----------
                                                                          $ 1,937,500
                                                                          -----------
TOTAL CORPORATE BONDS (COST $89,407,925)               $89,485,000        $90,911,589
                                                       -----------        -----------
CONVERTIBLE BONDS (5.3%)

HEALTHCARE SERVICES & RELATED (1.9%)
     HEALTHSOUTH Corporation, 3.25%, 04/01/03          $ 1,000,000        $   995,000
     Omnicare, Inc., 5.00%, 12/01/07                     1,000,000            951,250
                                                                          -----------
                                                                          $ 1,946,250
                                                                          -----------
OIL FIELD SERVICES (0.9%)
     Key Energy Services, Inc., 5.00%, 09/15/04        $ 1,000,000        $   942,470
                                                                          -----------
TECHNOLOGY (2.5%)
     Commscope, Inc., 4.000%, 12/15/06                 $ 1,000,000        $   786,250
     LSI Logic, 4.000%, 02/15/05                         1,000,000            852,500
     Analog Devices, Inc., 4.750%, 10/01/05              1,000,000            960,000
                                                                          -----------
                                                                          $ 2,598,750

                                                                          -----------

TOTAL CONVERTIBLE BONDS (COST $5,387,476)              $ 6,000,000        $ 5,481,250
                                                       -----------        -----------

                        LIPPER HIGH INCOME BOND FUND(SM)
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)


                                                         NO. OF WARRANTS
                                                         ----------------
WARRANTS (0.0%)

ADVERTISING & BROADCASTING (0.0%)
*++XM Satellite Radio Inc., Class A, expiring 03/15/10        625        $ -- #
                                                                         -------

     CONSUMER PRODUCTS (0.0%)
     ++ Jostens Inc., Series A, expiring 05/01/10             500        $ -- #
                                                                         -------
     HOMEBUILDING & BUILDING MATERIALS (0.0%)
     *++Dayton Superior Corporation, expiring 06/15/09        500        $ -- #
                                                                         -------

TOTAL WARRANTS (COST $0)                                                 $ -- #
                                                                         -------

                                                                                     FACE AMOUNT          VALUE
                                                                                    -------------       ------------
SHORT-TERM INVESTMENTS (5.1%)
     + Bear Stearns Repurchase Agreement, 1.92%, dated 6/28/02, due 07/01/02        $  5,313,907        $  5,313,907

TOTAL INVESTMENTS (97.5%) (COST $100,109,308)                                                           $101,706,746
OTHER ASSETS AND LIABILITIES (2.5%)                                                                        2,597,967
                                                                                                        ------------
NET ASSETS (100.0%)                                                                                     $104,304,713
                                                                                                        ============

----------

*    144A Security - Certain conditions for public sale may exist.

++   Non-income producing security.

#    Value is less than $1.00.

+ The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the Statement of Assets and Liabilities.

    The accompanying notes are an integral part of the financial statements.

                        LIPPER HIGH INCOME BOND FUND(SM)
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)

ASSETS:
   Investments, at value (Cost $100,109,308)                  $ 101,706,746
   Cash                                                               1,000
   Interest Receivable                                            1,989,285
   Receivable from Adviser                                            2,494
   Receivable for Fund Shares Sold                                1,754,587
   Receivable for Investments Sold                                1,396,973
   Prepaid and Other Assets                                           6,349
                                                              -------------
       TOTAL ASSETS                                           $ 106,857,434
                                                              -------------

LIABILITIES:
   Payable for Investments Purchased                          $     939,845
   Payable for Fund Shares Redeemed                               1,486,605
   Administration Fees Payable                                       20,774
   Distribution Fees Payable                                         10,964
   Professional Fees Payable                                         20,283
   Directors' Fees Payable                                           27,767
   Custody Fees Payable                                              13,644
   Other Liabilities                                                 32,839
                                                              -------------
       TOTAL LIABILITIES                                      $   2,552,721
                                                              -------------
             NET ASSETS                                       $ 104,304,713
                                                              =============

COMPOSITION OF NET ASSETS:
   Paid in Capital                                            $ 111,592,098
   Undistributed Net Investment Income                              596,998
   Accumulated Net Realized (Loss) on Investments                (9,481,821)
   Net Unrealized Appreciation in Value of Investments            1,597,438
                                                              -------------
             NET ASSETS                                       $ 104,304,713
                                                              =============

PREMIER SHARES:
   Net Assets                                                 $  67,626,232
   Shares of Beneficial Interest Outstanding                      7,504,393
   Net Asset Value and Redemption Price Per Share             $        9.01
                                                              =============

RETAIL SHARES:
   Net Assets                                                 $  36,678,481
   Shares of Beneficial Interest Outstanding                      4,109,510
   Net Asset Value and Redemption Price Per Share             $        8.93
                                                              =============

    The accompanying notes are an integral part of the financial statements.

                        LIPPER HIGH INCOME BOND FUND(SM)

                             STATEMENT OF OPERATIONS

               FOR THE SIX-MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                            $ 4,780,624
                                                                    -----------
    TOTAL INVESTMENT INCOME                                           4,780,624
                                                                    -----------
EXPENSES:
Investment Advisory Fee
     Basic Fee                                                      $   440,752
     Less:  Fee Waived                                                 (145,298)
Administration Fees                                                     141,394
Professional Fees                                                        28,883
Registration and Filing Fees                                             17,060
Directors' Fees                                                          22,789
Custodian Fees & Expenses                                                39,264
Distribution Fees                                                        38,866
Other                                                                    42,751
                                                                    -----------
    TOTAL EXPENSES                                                  $   626,461
                                                                    -----------
         NET INVESTMENT INCOME                                      $ 4,154,163
                                                                    -----------
Net Realized (Loss) on Investments                                   (2,114,881)

Change in Net Unrealized Appreciation/Depreciation                  $ 1,320,539
                                                                    -----------
Net Realized and Unrealized (Loss) on Investments                      (794,392)
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 3,359,821
                                                                    ===========


    The accompanying notes are an integral part of the financial statements.

                                        LIPPER HIGH INCOME BOND FUND(SM)
                                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED         YEAR ENDED
                                                                           JUNE 30, 2002*       DECEMBER 31, 2001
                                                                          ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
     Net Investment Income                                                 $   4,154,163         $   6,654,028
     Net Realized (Loss) on Investments                                       (2,114,881)             (654,776)
     Net Change in Unrealized Appreciation/Depreciation                        1,320,539             1,361,884
                                                                           -------------         -------------
              NET INCREASE IN NET ASSETS FROM OPERATIONS                   $   3,359,821         $   7,361,136
                                                                           -------------         -------------
DISTRIBUTIONS:
     PREMIER SHARES:
         From Net Investment Income                                        $  (2,641,727)        $  (5,504,998)
     RETAIL SHARES:
         From Net Investment Income                                             (905,599)             (816,353)
     GROUP RETIREMENT PLAN SHARES:
         From Net Investment Income                                               (9,838)             (347,554)
                                                                           -------------         -------------
             TOTAL DISTRIBUTIONS                                           $  (3,557,164)        $  (6,668,905)
                                                                           -------------         -------------
CAPITAL SHARE TRANSACTIONS (NOTES G AND H):
     PREMIER SHARES:
         Issued--Regular                                                      23,335,738            32,337,808
               --Distributions Reinvested                                      2,063,113             4,219,265
         Redeemed                                                            (50,511,444)           (4,692,919)
                                                                           -------------         -------------
             Net Increase/(Decrease) in Premier Shares Transactions          (25,112,593)           31,864,154
                                                                           -------------         -------------
     RETAIL SHARES:
         Issued--Regular                                                      25,669,853            20,651,565
               --Distributions Reinvested                                        873,842               782,386
         Redeemed                                                            (12,395,735)           (4,627,429)
                                                                           -------------         -------------
            Net Increase in Retail Shares Transactions                        14,147,960            16,806,522
                                                                           -------------         -------------
     GROUP RETIREMENT PLAN SHARES:
         Issued--Regular                                                         731,416             1,850,958
               --Distributions Reinvested                                          9,806               347,420
         Redeemed                                                             (6,270,691)             (363,925)
                                                                           -------------         -------------
            Net Increase/(Decrease) in Group Retirement Plan Shares
               Transactions                                                   (5,529,469)            1,834,453
                                                                           -------------         -------------
                 NET INCREASE/(DECREASE) IN NET ASSETS
                  FROM CAPITAL SHARE TRANSACTIONS                            (16,494,102)           50,505,129
                                                                           -------------         -------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS                                      (16,691,445)           51,197,360
NET ASSETS:

     Beginning of Period                                                     120,996,158            69,798,798
                                                                           -------------         -------------
     End of Period(A)                                                      $ 104,304,713         $ 120,996,158
                                                                           =============         =============
-------------

     (A) Includes undistributed net investment income of:                  $     596,999         $        --
                                                                           =============         =============
     *    Unaudited

                    The accompanying notes are an integral part of the financial statements.


                                               LIPPER HIGH INCOME BOND FUND(SM)
                                                     FINANCIAL HIGHLIGHTS
                                                        PREMIER SHARES
                                               SELECTED PER SHARE DATA & RATIOS
                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                SIX-MONTHS
                                                  ENDED
                                                 JUNE 30,        2001         2000         1999          1998          1997
                                                   2002         FISCAL       FISCAL       FISCAL        FISCAL        FISCAL
                                               (UNAUDITED)++     YEAR         YEAR         YEAR          YEAR          YEAR
                                               -------------  -----------  -----------  ------------ -------------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD             $   9.03      $  8.90       $  9.22      $  9.57       $ 10.11      $  10.18
                                                 --------      -------       -------      -------       -------      --------
INCOME FROM INVESTMENT OPERATIONS:
     Net Investment Income**                         0.32         0.69          0.75         0.74          0.84          0.91
     Net Realized and Unrealized Gain (Loss)
         On Investments                             (0.07)        0.12         (0.33)       (0.35)        (0.48)         0.19
                                                 --------      -------       -------      -------       -------      --------
             Total From Investment Operations        0.25         0.81          0.42         0.39          0.36          1.10
                                                 --------      -------       -------      -------       -------      --------
DISTRIBUTIONS:

     Net Investment Income                          (0.27)       (0.68)        (0.74)       (0.74)        (0.86)        (0.91)
     In Excess of Net Investment Income               --           --            --           --           --+            --
     Net Realized Gain                                --           --            --           --          (0.04)        (0.26)
                                                 --------      -------       -------      -------       -------      --------
             Total Distributions                    (0.27)       (0.68)        (0.74)       (0.74)        (0.90)        (1.17)
                                                 --------      -------       -------      -------       -------      --------
NET ASSET VALUE, END OF PERIOD                   $   9.01      $  9.03       $  8.90      $  9.22       $  9.57      $  10.11
                                                 ========      =======       =======      =======       =======      ========
TOTAL RETURN #                                       2.93%        9.27%         4.81%        4.20%         3.61%        11.22%
                                                 ========      =======       =======      =======       =======      ========

RATIOS AND SUPPLEMENTAL DATA:

     Net Assets, End of Period (000's)           $ 67,626      $92,841       $60,269      $66,163       $85,662      $ 85,151
     Ratios After Expense Waiver and/or
         Reimbursement:
             Expenses to Average Net Assets         1.00%*        1.00%         1.00%        1.00%         1.00%         1.00%
             Net Investment Income to Average
                 Net Assets                         7.09%*        7.54%         8.15%        7.72%         8.50%         8.58%
     Ratios Before Expense Waiver and/or
         Reimbursement:
             Expenses to Average Net Assets         1.23%*        1.15%         1.18%        1.15%         1.15%         1.16%
             Net Investment Income to Average
                 Net Assets                         6.86%*        7.39%         7.97%        7.56%         8.35%         8.42%
     Portfolio Turnover Rate                         101%*          85%           63%         103%          110%          105%

---------------

*    Annualized

** Voluntarily waived fees and reimbursed expenses affected the net investment income per share as follows:

                                             WAIVER/REIMBURSEMENT
                    FISCAL YEAR                   (PER SHARE)
               -------------------        ----------------------------
                      2002                           $0.01
                      2001                           $0.01
                      2000                           $0.01
                      1999                           $0.02
                      1998                           $0.01
                      1997                           $0.02

+    Amount represents less than $0.01 per share.

# Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the fiscal years 1997 through 2001 and the six months ended June 30, 2002. Total return for the period ended June 30, 2002 is not annualized.

++ Per share amount for the six months ended June 30, 2002 is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.


                                              LIPPER HIGH INCOME BOND FUND(SM)
                                                    FINANCIAL HIGHLIGHTS
                                                        RETAIL SHARES
                                              SELECTED PER SHARE DATA & RATIOS
                                       FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  SIX MONTHS
                                                    ENDED
                                                   JUNE 30,        2001       2000        1999         1998          1997
                                                     2002         FISCAL     FISCAL      FISCAL       FISCAL        FISCAL
                                                 (UNAUDITED)++     YEAR       YEAR        YEAR         YEAR          YEAR
                                                 -------------    -------    -------     ------       -------       -------
NET ASSET VALUE, BEGINNING OF PERIOD               $  8.94        $  8.85    $ 9.21      $ 9.57       $10.11        $10.18
                                                   -------        -------    ------      ------       ------        ------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income* *                           0.32           0.63      0.67        0.73         0.82          0.84
   Net Realized and Unrealized Gain (Loss)
      on Investments                                 (0.07)          0.11     (0.31)      (0.37)       (0.49)         0.23
                                                   -------        -------    ------      ------       ------        ------
        Total From Investment Operations              0.25           0.74      0.36        0.36         0.33          1.07
DISTRIBUTIONS:
   Net Investment Income                             (0.26)         (0.65)    (0.72)      (0.72)       (0.83)        (0.88)
   In Excess of Net Investment Income                 --             --        --          --            -- +         --
   Net Realized Gain                                  --             --        --          --          (0.04)        (0.26)
                                                   -------        -------    ------      ------       ------        ------
        Total Distributions                          (0.26)         (0.65)    (0.72)      (0.72)       (0.87)        (1.14)
                                                   -------        -------    ------      ------       ------        ------
NET ASSET VALUE, END OF PERIOD                     $  8.93        $  8.94    $ 8.85      $ 9.21       $ 9.57        $10.11
                                                   =======        =======    ======      ======       ======        ======
TOTAL RETURN #                                        2.86%          8.61%     4.08%       3.84%        3.36%        10.97%
                                                   =======        =======    ======      ======       ======        ======
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)               $36,678        $22,664    $5,891      $6,187       $5,950        $4,697
   Ratios After Expense Waiver and/or
      Reimbursement:
         Expenses to Average Net Assets               1.25%*         1.25%     1.25%       1.25%        1.25%         1.25%
         Net Investment Income to Average
            Net Assets                                7.01%*         6.94%     7.35%       7.48%        8.12%         8.31%
   Ratios Before Expense Waiver and/or
      Reimbursement:
         Expenses to Average Net Assets               1.54%*         1.40%     1.43%       1.40%        1.40%         1.41%
         Net Investment Income to Average
            Net Assets                                6.72%*         6.79%     7.17%       7.32%        7.97%         8.15%
   Portfolio Turnover Rate                             101%*           85%       63%        103%         110%          105%

---------------

*    Annualized

** Voluntarily waived fees and reimbursed expenses affected the net investment income per share as follows:

                                         WAIVER/REIMBURSEMENT
             FISCAL YEAR                     (PER SHARE)
            --------------        -----------------------------------
                2002                            $0.01
                2001                            $0.01
                2000                            $0.01
                1999                            $0.02
                1998                            $0.01
                1997                            $0.02

+    Amount represents less than $0.01 per share.

# Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the fiscal years 1997 through 2001 and the six months ended June 30, 2002. Total return for the period ended June 30, 2002 is not annualized.

++ Per share amount for the six months ended June 30, 2002 is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                        LIPPER HIGH INCOME BOND FUND(SM)
                          NOTES TO FINANCIAL STATEMENTS

     The Lipper Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company and was incorporated on August 22, 1995. As of June 30, 2002, the Company was comprised of three diversified portfolios (the Lipper High Income Bond Fund, the Lipper U.S. Equity Fund and the Lipper Prime Europe Equity Fund). These financial statements pertain to the Lipper High Income Bond Fund (the "Fund") only. The financial statements of the remaining Funds are presented separately. The Company offers the shares of each Fund in two classes: Premier Shares and Retail Shares shares. Effective March 1, 2002, the Fund discontinued the issuance of Group Retirement Plan shares. The Fund was funded as a registered investment company on April 1, 1996 with a contribution of securities from a corresponding limited partnership (see Note G).

     The Fund seeks high total returns consistent with capital preservation by investing primarily in high yield securities with maturities of 10 years or less.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Fixed income securities are stated on the basis of valuations provided by brokers and/or a pricing service, which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     At June 30, 2002, the cost of investments and unrealized appreciation (depreciation) of investments for Federal Income tax purposes were:

           COST        APPRECIATION     (DEPRECIATION)         NET APPRECIATION
      -------------    ------------     --------------         ----------------
      $ 100,109,308    $ 2,337,879        $ (740,441)            $1,597,438


3. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which it lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

                        LIPPER HIGH INCOME BOND FUND(SM)
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

4. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income monthly. Net realized capital gains, if any, will be distributed at least annually by the Fund. All distributions are recorded on the ex-dividend date.

     Income and capital gains distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to differing book and tax treatments for post-October losses and losses due to wash sales transactions.

     Permanent book and tax differences between U.S. federal income tax regulations and generally accepted accounting principles may result in reclassifications to undistributed or distributions in excess of net investment income/(loss), undistributed realized net gain/(loss) and paid in capital. Such adjustments are not taken into consideration for the purpose of calculating the financial highlights.

5. ORGANIZATION COSTS: Costs incurred by the Fund in connection with its organization have been deferred and were amortized on a straight-line basis over a five-year period.

6. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Expenses of the Company, which are not directly attributable to a Fund, are allocated among the Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISORY SERVICES: Lipper & Company, L.L.C. (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser provides investment advisory services for a fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. From time to time, the Adviser may voluntarily waive, for a period of time, all or a portion of the fee to which it is entitled under its Agreement with the Fund. Until further notice, the Adviser has agreed to voluntarily waive fees and reimburse expenses to the extent necessary to maintain an annual operating expense ratio to net assets of not more than the following:

                     PREMIER SHARES         RETAIL SHARES
                     --------------         -------------
                         1.00%                 1.25%

C. ADMINISTRATIVE AND CUSTODIAL SERVICES: ALPS Mutual Funds Services, Inc., serves as the Company's administrator (the "Administrator") pursuant to an Administration Agreement, Fund Accounting and Services Agreement and Transfer Agency and Services Agreement. Under these Agreements, the Administrator provides administrative, fund accounting, dividend disbursing and transfer agent services to the Company. As compensation for its services, the company pays the Administrator a monthly fee at the annual rate of $336,000 allocated based on each Funds' respective net assets. Under a separate agreement, Custodial Trust Company serves as the Company's custodian for the Fund's assets.

D. DISTRIBUTION SERVICES: Lipper & Company, L.P., an affiliate of the Adviser, serves as the Company's distributor (the "Distributor"). The Distributor is entitled to receive an annual distribution fee payable from the net assets of the Fund's Retail Shares of 0.25% of the average daily net assets of the Fund's Retail Shares.

E. DIRECTORS' FEES: For the six months ended June 30, 2002, the Company paid each Director who was not a director, officer or employee of the Adviser or any of its affiliates, a fee of $7,500 and reimbursements for expenses incurred in attending Board meetings.

F. PURCHASES AND SALES: For the six months ended June 30, 2002, the cost of purchases and proceeds of sales for investment securities other than long-term U.S. Government and short-term securities were:

                       PURCHASES             SALES
                     ------------        ------------
                     $ 57,692,595        $ 70,028,980

There were no long-term purchases or sales of U.S. Government securities.

                         LIPPER HIGH INCOME BOND FUND(SM)

G. LIMITED PARTNERSHIP TRANSFER: The Fund was formed as a successor investment vehicle for a limited partnership (a "Partnership") for which Lipper & Company, L.P., an affiliate of the Adviser, acted as general partner and investment adviser since inception. On April 1, 1996, the Fund exchanged Premier Shares for portfolio securities of the Partnership.

H. CAPITAL STOCK: Capital share transactions for the Fund, by class of shares, were as follows:

                                           SIX-MONTHS ENDED
                                            JUNE 30, 2002         YEAR ENDED
                                             (UNAUDITED)       DECEMBER 31, 2001
                                           ----------------    -----------------
PREMIER SHARES:
   Issued--Regular                            2,638,384          3,568,351
           Distributions Reinvested             228,361            465,019
   Redeemed                                  (5,649,203)          (520,226)
                                             ----------          ---------
           Net Increase (Decrease)           (2,782,458)         3,513,144
                                             ----------          ---------
RETAIL SHARES:
   Issued--Regular                            2,866,876          2,295,384
           Distributions Reinvested              97,654             87,103
   Redeemed                                  (1,389,844)          (513,395)
                                             ----------          ---------
           Net Increase (Decrease)            1,574,686          1,869,092
                                             ----------          ---------
GROUP RETIREMENT PLAN SHARES:
   Issued--Regular                               81,117            204,112
           Distributions Reinvested               1,093             38,514
   Redeemed                                    (694,913)           (40,574)
                                             ----------          ---------
           Net Increase (Decrease)             (612,703)           202,052
                                             ----------          ---------

I. OTHER: At June 30, 2002, there was one shareholder who owned greater than 5% of the Fund's shares. Such holdings aggregate 5.2% of the Fund's total shares.

     Transactions by shareholders having a significant ownership percentage of the Fund could have an impact on other shareholders of the Fund.

     The Fund currently invests in high yield lower grade debt. The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than do higher rated securities.

     Effective February 4, 2002, the Company has a committed line of credit with Custodial Trust Company which is available to meet temporary cash needs of the Company. The Company pays a commitment fee for this line of credit.

J. MATTER SUBMITTED TO VOTE OF SHAREHOLDERS. On April 22, 2002, the Adviser, the Distributor and certain of their affiliates entered into an agreement with Neuberger Berman Inc. (the "Agreement"), pursuant to which certain members of the Fund's portfolio management team, including Wayne Plewniak, who is the Portfolio Manager for the Fund, and Daniella Lipper Coules, would join Neuberger Berman. On May 16, 2002, the Company's Board of Directors approved an Agreement and Plan of Conversion and Termination (the "Conversion Plan") under which the Neuberger Berman High Income Bond Fund, a new series of the Neuberger Berman Income Funds, would acquire all of the Fund's assets in exchange solely for shares of the Neuberger Berman High Income Bond Fund and the assumption by Neuberger Berman High Income Bond Fund of all of the Fund's liabilities, followed by the distribution of those shares to the shareholders of the Fund and the dissolution of the Fund (the "Proposal"). At a special meeting of the Fund's shareholders held on August 7, 2002, the shareholders of the Fund approved the Proposal. Of the 12,257,656.719 shares of the Fund held as of the June 10, 2002 record date, 6,545,288.751 shares voted for the Proposal, 72,671.907 shares voted against the Proposal, 213,711.352 shares abstained and 5,425,984.709 shares did not vote. The Conversion Plan and certain related transactions contemplated by the Agreement with Neuberger Berman are subject to certain conditions, and there is no assurance that they will be consummated.


                                                  LIPPER HIGH INCOME BOND FUND(SM)
                                            DIRECTOR AND OFFICER INFORMATION (UNAUDITED)
                                                        INTERESTED DIRECTORS

           (1)                    (2)                    (3)                        (4)                 (5)            (6)
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
                                                                                                     NUMBER OF
                                                                                                   FUNDS IN FUND      OTHER
                                                 TERM OF OFFICE AND                                   COMPLEX     DIRECTORSHIPS
NAME, AGE AND ADDRESS OF  POSITION(S) HELD WITH    LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN BY        HELD
        DIRECTOR               REGISTRANT              SERVED*            DURING PAST 5 YEARS        DIRECTOR      BY DIRECTOR
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
KENNETH E. LIPPER (60)(1) Director, Chairman     Director, Chairman   Chairman, Chief Executive          4        Director, CNH
101 Park Avenue           of the Board, Chief    of the Board, Chief  Officer and President,
New York, NY 10178        Executive Officer      Executive Officer    Lipper & Company, L.P.
                          and President          and President since  and its affiliates; Managing
                                                 1995                 Member, Chief Executive
                                                                      Officer and President,
                                                                      Lipper & Company, L.L.C.;
                                                                      Co-Chairman, Prime Lipper
                                                                      Asset Management

ABRAHAM BIDERMAN (53)(2)  Director, Executive    Director, Executive  Executive Vice President,           4       Director, mPhase
101 Park Avenue           Vice President,        Vice President,      Lipper & Company, L.P.,                     Technologies, Inc.
New York, NY 10178        Treasurer and          Treasurer and        Lipper & Company, L.L.C.
                          Secretary              Secretary since      and their affiliates;
                                                 1995                 Executive Vice President
                                                                      and Member of the
                                                                      Investment Committee,
                                                                      Prime Lipper Asset
                                                                      Management


                                                        INDEPENDENT DIRECTORS
           (1)                    (2)                    (3)                        (4)                 (5)            (6)
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
                                                                                                     NUMBER OF
                                                                                                   FUNDS IN FUND      OTHER
                                                 TERM OF OFFICE AND                                   COMPLEX     DIRECTORSHIPS
NAME, AGE AND ADDRESS OF  POSITION(S) HELD WITH    LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN BY        HELD
        DIRECTOR               REGISTRANT              SERVED*            DURING PAST 5 YEARS        DIRECTOR      BY DIRECTOR
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
STANLEY BREZENOFF (64)    Director               Director since       Chief Executive Officer and        4               --
510 E. 23rd Street                               1995                 President of Maimonides
New York, NY 10010                                                    Medical Center

MARTIN MALTZ (61)         Director               Director since       Principal Scientist, Xerox         4               --
25 Dunrovin Lane                                 1995                 Corporation
Rochester, NY 14618

IRWIN E. RUSSELL (76)     Director               Director since       Attorney, Law Offices of           4               --
9401 Wilshire Blvd.                              1995                 Irwin E.  Russell
Suite 780
Beverly Hills, CA 90212

----------------

*    Each Director serves an indefinite term, until his or her successor is elected.

(1)  Kenneth Lipper is deemed to be an "interested" director of the Fund for purposes of the Investment Company Act of 1940. Mr.
     Lipper is the Chairman, Chief Executive Officer and President of Lipper & Company, L.P., the Funds' principal underwriter,
     Managing Member, Chief Executive Officer and President of Lipper & Company, L.L.C., the investment adviser to the Lipper U.S.
     Equity Fund, the Lipper High Income Bond Fund and the Lipper Merger Fund, and Co-Chairman of Prime Lipper Asset Management, the
     investment adviser to the Lipper Prime Europe Equity Fund. Mr. Lipper also has a controlling ownership interest in each of
     Lipper & Company, L.P., Lipper & Company, L.L.C. and Prime Lipper Asset Management.

(2)  Abraham Biderman is Executive Vice President of Lipper & Company, L.P., the Funds' principal underwriter, Lipper & Company,
     L.L.C., the investment adviser to the Lipper U.S. Equity Fund, the Lipper High Income Bond Fund and the Lipper Merger Fund, and
     Prime Lipper Asset Management, the investment adviser to the Lipper Prime Europe Equity Fund, and a member of the Investment
     Committee of Prime Lipper Asset Management.

     The Lipper Funds' Statement of Additional Information includes additional information about the Company's directors and officers and may be obtained without charge upon request by calling The Lipper Funds at 1-800-LIPPER9, sending an electronic request to lipper.funds@lipper.com or visiting The Lipper Funds' internet site at http://www.lipper.com. You may also obtain this information from the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov.

                                                  LIPPER HIGH INCOME BOND FUND(SM)
                                      DIRECTOR AND OFFICER INFORMATION (UNAUDITED)--(CONTINUED)

                                                              OFFICERS
           (1)                    (2)                    (3)                        (4)                 (5)            (6)
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
                                                                                                     NUMBER OF
                                                                                                   FUNDS IN FUND      OTHER
                                                 TERM OF OFFICE AND                                   COMPLEX     DIRECTORSHIPS
NAME, AGE AND ADDRESS OF  POSITION(S) HELD WITH    LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN BY        HELD
        DIRECTOR               REGISTRANT              SERVED*            DURING PAST 5 YEARS        DIRECTOR      BY DIRECTOR
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
STEVEN FINKEL (54)        Executive Vice         Executive Vice       Executive Vice President of        --               --
101 Park Avenue           President              President since      Lipper & Company, L.P.,
New York, NY 10178                               1995                 Lipper & Company, L.L.C.
                                                                      and their affiliates

LAWRENCE S. BLOCK (35)    Vice President         Vice President       General Counsel, Lipper &          --               --
101 Park Avenue                                  since 1998           Company, L.P., Lipper &
New York, NY 10178                                                    Company, L.L.C. and their
                                                                      affiliates; formerly
                                                                      Attorney, Cadwalader,
                                                                      Wickersham & Taft

----------------

The Lipper Funds' Statement of Additional Information includes additional information about the Company's directors and officers and may be obtained without charge upon request by calling The Lipper Funds at 1-800-LIPPER9, sending an electronic request to
lipper.funds@lipper.com or visiting The Lipper Funds' internet site at http://www.lipper.com. You may also obtain this information from the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov.

INVESTMENT ADVISER:           LIPPER & COMPANY, L.L.C.

ADMINISTRATOR, FUND           ALPS MUTUAL FUNDS SERVICES, INC.
ACCOUNTANT, AND
TRANSFER AGENT:

DISTRIBUTOR:                  LIPPER & COMPANY, L.P.

CUSTODIAN:                    CUSTODIAL TRUST COMPANY

LEGAL COUNSEL:                SIMPSON THACHER & BARTLETT

INDEPENDENT ACCOUNTANTS:      PRICEWATERHOUSECOOPERS LLP

BOARD OF DIRECTORS:           KENNETH LIPPER
                              -------------------------------------
                              Chairman of the Board, Chief
                              Executive Officer and President
                                 The Lipper Funds, Inc.
                              Chairman of the Board, Chief
                              Executive Officer and President
                                Lipper & Company

                              ABRAHAM BIDERMAN
                              -------------------------------------
                              Executive Vice President,
                              Secretary and Treasurer
                                 The Lipper Funds, Inc.
                              Executive Vice President
                                 Lipper & Company

                              STANLEY BREZENOFF
                              -------------------------------------
                              Chief Executive Officer
                                 Maimonides Medical Center

                              MARTIN MALTZ
                              -------------------------------------
                              Principal Scientist
                                 Xerox Corporation

                              IRWIN RUSSELL
                              -------------------------------------
                              Attorney
                                 Law Offices of Irwin E. Russell
                              Director Emeritus
                                 The Walt Disney Company

TICKER SYMBOLS:
      Premier Shares:                  LHIBX
      Retail Shares:                   LHIRX

For more complete information concerning The Lipper
Funds, including a prospectus, please call
1-800-LIPPER9, visit The Lipper Funds' internet site at www.lipper.com, or send an electronic request to the following e-mail address:
lipper.funds@lipper.com.

The Lipper High Income Bond Fund invests primarily in high yield bonds, which entail greater risks than investment grade bonds, such as reduced liquidity and the possibility of default. Please read the prospectus carefully before investing.

Lipper & Company, L.P., Distributor.

(C)2002 Lipper & Company, Inc. All rights reserved. LIPPER & COMPANY, THE LIPPER FUNDS and LIPPER HIGH INCOME BOND FUND are trademarks and/or service marks of Lipper & Company, Inc. Other Lipper & Company product or service names or logos referenced herein are trademarks, service marks or trade names of Lipper & Company, Inc.

The Lipper Funds(SM) and Lipper High Income Bond Fund(SM) are not affiliated with Lipper Inc., a Reuters company.

THE LIPPER FUNDS(SM)

                                             Lipper Prime Europe Equity Fund(SM)


                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2002

                                TABLE OF CONTENTS

      Portfolio of Investments........................................        1


      Statement of Assets and Liabilities.............................        5


      Statement of Operations.........................................        6


      Statement of Changes in Net Assets..............................        7


      Financial Highlights............................................        8


      Notes to Financial Statements...................................       10


      Director and Officer Information................................       14

                       LIPPER PRIME EUROPE EQUITY FUND(SM)
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)

                                                        SHARES          VALUE
                                                       -------        ----------
COMMON STOCKS AND PREFERRED STOCKS (81.7%)

BELGIUM (1.4%)
Dexia                                                   13,000        $  201,184
                                                                      ----------
FINLAND (1.0%)
Nokia Oyj                                                9,000        $  131,726
                                                                      ----------
FRANCE (13.0%)
Axa                                                      5,000        $   92,452
BNP Paribas S.A                                          5,000           276,528
Carrefour S.A                                            5,000           270,602
Compagnie De Saint - Gobain                              5,200           233,409
Dassault Systemes S.A                                      800            36,541
GrandVision FRF10                                        5,000            83,946
Hermes International                                       800           126,334
Societe Generale                                         1,300            85,635
Technip-Coflexip SA                                      1,000           105,278
Total Fina Elf S.A                                       3,000           487,085
                                                                      ----------
                                                                      $1,796,810
                                                                      ----------
GERMANY (10.6%)
Allians AG                                               1,000        $  200,285
BASF AG                                                  3,500           162,287
E On AG                                                  3,000           174,805
Muenchener Rueckver AG - REG                             1,000           236,530
Porsche AG                                                 400           189,619
Preussag AG                                              3,000            73,774
Sap AG                                                     800            79,008
Schering AG                                              2,500           156,413
Wella AG                                                 3,000           180,138
                                                                      ----------
                                                                      $1,452,859
                                                                      ----------
IRELAND (2.0%)
CRH PLC                                                  6,000        $   97,772
* Ryanair Holdings plc                                  30,000           180,435
                                                                      ----------
                                                                      $  278,207
                                                                      ----------
ITALY (9.5%)
Alleanza Assicurazioni                                  21,000        $  201,589
* Autogrill Spa Dexia                                   15,000           174,361
Banca Monte Dei Paschi Siena Dexia                      50,000           162,460
ENI SPA                                                  9,000           143,103
Saipem                                                  28,000           201,312
Telecom Italia Mobile                                   35,000           143,449
Telecom Italia Spa                                      24,000           187,960
* Tod's Spa EUR2                                         2,000            86,909
                                                                      ----------
                                                                      $1,301,143
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

                            LIPPER PRIME EUROPE EQUITY FUND(SM)
                                  PORTFOLIO OF INVESTMENTS
                                 JUNE 30, 2002 (UNAUDITED)

                                                                SHARES            VALUE
                                                               --------        -----------
NETHERLANDS (5.2%)
ING Groep NV                                                      7,000        $   179,743
Koninklijke Ahold NV                                              3,000             63,108
Royal Dutch Petroleum                                             4,000            222,803
TPG NV                                                            5,500            124,224
VNU NV                                                            4,500            125,060
                                                                               -----------
                                                                               $   714,938
                                                                               -----------
PORTUGAL (1.5%)
Portugal Telecom SGPS SA- Reg                                    30,000        $   211,840
                                                                               -----------
SPAIN (3.9%)
Banco Bilbao Vizcaya Argenta                                      8,000        $    90,464
Banco Popular Espanol                                             2,500            110,537
Endesa SA                                                         4,000             58,110
Indra Sistemas SA                                                15,000            129,623
*Telefonica SA                                                   17,000            142,708
                                                                               -----------
                                                                               $   531,442
                                                                               -----------
SWITZERLAND (10.7%)
*Logitech International                                           3,200        $   148,787
Nestle SA - Reg                                                   1,300            303,097
Novartis AG                                                      10,000            439,763
Roche Holding AG-Genusss                                          4,000            302,358
*UBS AG                                                           5,500            276,609
                                                                               -----------
                                                                               $ 1,470,614
                                                                               -----------
UNITED KINGDOM (22.9%)
Amersham plc                                                     14,000        $   123,773
Aviva plc                                                        12,000             96,488
Barclays plc                                                     35,000            294,495
Cadbury Schweppes plc                                            25,000            187,298
Expro International Group plc                                    19,000            134,672
Galen Holdings plc                                                8,000             57,484
GlaxoSmithKline plc                                              19,000            410,677
Lloyds TSB Group Inc                                             27,000            268,749
Misys plc                                                        40,000            147,552
Pearson plc                                                      12,000            119,353
PizzaExpress Ord 10P                                              4,000             28,033
Reed International plc                                           15,000            142,560
Royal Bank of Scotland Group                                     13,000            368,576
Sage Group plc                                                   45,000            116,266
Smiths Group plc                                                 14,000            181,819
Vodafone Group plc                                              350,000            480,155
                                                                               -----------
                                                                               $ 3,157,950
                                                                               -----------
TOTAL COMMON AND PREFERRED STOCKS (COST $11,463,500)                           $11,248,713
                                                                               -----------

        The accompanying notes are an integral part of the financial statements.

                                    LIPPER PRIME EUROPE EQUITY FUND(SM)
                                   PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                         JUNE 30, 2002 (UNAUDITED)

                                                                           FACE AMOUNT           VALUE
                                                                           -----------        -----------
SHORT TERM INVESTMENTS (17.2%)
+Bear Stearns Repurchase Agreement, 1.92%, dated 6/28/02 due 7/1/02        $ 2,366,900        $ 2,366,900
                                                                                              -----------

TOTAL INVESTMENTS (98.9%) (COST $13,830,399)                                                  $13,615,613
                                                                                              -----------

OTHER ASSETS AND LIABILITIES (1.1%)                                                               148,882
                                                                                              -----------

NET ASSETS (100.0%)                                                                           $13,764,495
                                                                                              -----------

-------------

*    Non-income producing security.

+ The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of Assets and Liabilities.

FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

          Under the terms of foreign currency exchange contracts open at June 30, 2002, the Fund is obligated to deliver or is to receive foreign currency in exchange for U.S. dollars or foreign currency as indicated below:

                       CURRENCY TO         SETTLEMENT                                                  NET UNREALIZED
                         DELIVER              DATE            IN EXCHANGE FOR            VALUE              GAIN
                       -----------         ----------         ---------------           -------        --------------
Sell Contract:         GBP   9,459           7/1/02           USD      14,450           $14,419              $31
                                                                                                             ---

----------
GBP--British Pound

    The accompanying notes are an integral part of the financial statements.

                       LIPPER PRIME EUROPE EQUITY FUND(SM)
                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                            JUNE 30, 2002 (UNAUDITED)

            SUMMARY OF NON-U.S. SECURITIES BY INDUSTRY CLASSIFICATION

                                                      PERCENT OF
INDUSTRY                                              NET ASSETS       VALUE
--------                                              -----------    -----------
Auto Related                                              1.38%      $   189,619
Banking                                                  10.87         1,496,466
Broadcasting                                              1.78           244,412
Building & Construction                                   0.71            97,772
Electrical/Electronic                                     1.08           148,787
Energy                                                    4.58           630,188
Financial Services                                       12.41         1,707,936
Foods                                                     3.56           490,396
Healthcare Services & Related                            10.82         1,490,467
Insurance                                                 3.58           493,326
IT/Computer Services                                      3.70           508,990
Leisure                                                   1.47           202,394
Machinery                                                 2.09           287,097
Merchandising                                             3.03           417,656
Multi-Industry                                            0.54            73,774
Oil Services                                              5.24           721,074
Recreation and Other Consumer Goods                       2.86           393,381
Services                                                  0.90           124,225
Telecommunications: Equipment                             3.94           542,508
Telecommunications: Integrated Operator                   4.53           623,603
Telecommunications: Mobile Operator                       0.96           131,726
Utilities                                                 1.69           232,916
Short Term Investment                                    17.20         2,366,900
                                                        ------       -----------
TOTAL INVESTMENTS                                        98.92%      $13,615,613
Other Assets and Liabilities                              1.08%          148,882
                                                        ------       -----------
NET ASSETS                                                 100%      $13,764,495
                                                        ======       ===========


    The accompanying notes are an integral part of the financial statements.

                       LIPPER PRIME EUROPE EQUITY FUND(SM)
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)

ASSETS:
   Investments, at value (Cost $13,830,399)                        $ 13,615,613
   Cash                                                                   1,304
   Dividends Receivable                                                  35,928
   Interest Receivable                                                      379
   Receivable from Adviser                                               25,311
   Receivable for Fund Shares Sold                                       10,000
   Receivable for Investments Sold                                       32,226
   Tax Reclaim Receivable                                               166,890
   Prepaid Other Assets                                                  35,311
                                                                   ------------
      TOTAL ASSETS                                                 $ 13,922,962
                                                                   ------------

LIABILITIES:
   Payable for Investments Purchased                               $     36,243
   Payable for Fund Shares Redeemed                                      15,829
   Administration Fees Payable                                            8,299
   Professional Fees Payable                                              9,007
   Directors' Fees Payable                                               22,198
   Custody Fees Payable                                                  21,800
   Other Liabilities                                                     45,091
                                                                   ------------
      TOTAL LIABILITIES                                            $    158,467
                                                                   ------------
               NET ASSETS                                          $ 13,764,495
                                                                   ============

COMPOSITION OF NET ASSETS:
   Paid in Capital                                                 $ 43,140,920
   Undistributed Net Investment Income                                   13,293
   Accumulated Net Realized (Loss) on Investments                   (29,177,964)
   Net Unrealized (Depreciation) in Value of Investments               (211,754)
                                                                   ------------
                NET ASSETS                                         $ 13,764,495
                                                                   ============

PREMIER SHARES:
   Net Assets                                                      $ 12,565,041
   Shares of Beneficial Interest Outstanding                          1,499,144
   Net Asset Value and Redemption Price Per Share                  $       8.38
                                                                   ============

RETAIL SHARES:
   Net Assets                                                      $  1,199,454
   Shares of Beneficial Interest Outstanding                            145,011
   Net Asset Value and Redemption Price Per Share                  $       8.27
                                                                   ============


    The accompanying notes are an integral part of the financial statements.

                                  LIPPER PRIME EUROPE EQUITY FUND(SM)
                                        STATEMENT OF OPERATIONS
                          FOR THE SIX-MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

INVESTMENT INCOME:
   Interest                                                                              $      7,597
   Dividends                                                                                  410,545
   Other                                                                                       (5,200)
                                                                                         ------------
         TOTAL INVESTMENT INCOME                                                         $    412,941
                                                                                         ------------
EXPENSES:
   Investment Advisory Fees
      Basic Fee                                                                          $    212,537
      Less:  Fee Waived                                                                       (69,571)
   Administration Fee                                                                          42,483
   Professional Fees                                                                           18,211
   Registration and Filing Fees                                                                   396
   Directors' Fees                                                                             12,147
   Custodian Fees and Expenses                                                                 59,257
   Distribution Fees                                                                            2,273
   Other                                                                                       33,630
                                                                                         ------------
         TOTAL EXPENSES                                                                  $    311,363
                                                                                         ------------
              NET INVESTMENT INCOME                                                      $    101,578
                                                                                         ============

   Realized Loss From:
      Investments Sold                                                                   $(13,237,450)
      Foreign Currency Transactions                                                          (289,392)
                                                                                         ------------
         NET REALIZED LOSS                                                               $(13,526,842)
                                                                                         ------------

   Change in Unrealized Appreciation/Depreciation:
      Investments                                                                        $ 10,167,904
       Foreign Currency Transactions                                                        1,120,335
                                                                                         ------------
         NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION                              $ 11,288,239
                                                                                         ------------

   TOTAL NET REALIZED LOSS AND NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION        $ (2,238,603)

                                                                                         ------------
   NET (DECREASE) IN NET ASSETS FROM OPERATIONS                                          $ (2,137,025)
                                                                                         ============

               The accompanying notes are an integral part of the financial statements.

                                        LIPPER PRIME EUROPE EQUITY FUND(SM)
                                         STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX-MONTHS ENDED        YEAR ENDED
                                                                            JUNE 30, 2002*       DECEMBER 31, 2001
                                                                           ----------------      -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net Investment Income (Loss)                                             $     101,578         $     (68,943)
   Net Realized (Loss)                                                        (13,526,842)          (14,381,238)
   Net Change in Unrealized Appreciation/Depreciation                          11,288,239           (16,644,182)
                                                                            -------------         -------------
        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                   (2,137,025)        $ (31,094,363)
                                                                            -------------         -------------
DISTRIBUTIONS:
   PREMIER SHARES:
      From Net Realized Gains                                                        --                (609,479)
   RETAIL SHARES:
      From Net Realized Gains                                                        --                 (21,356)
   GROUP RETIREMENT PLAN SHARES:
      From Net Realized Gains                                                        --                 (23,946)
                                                                            -------------         -------------
        TOTAL DISTRIBUTIONS                                                          --                (654,781)
                                                                            -------------         -------------
CAPITAL SHARE TRANSACTIONS:
   PREMIER SHARES:
      Issued--Regular                                                          10,913,651             4,753,348
            --Distributions Reinvested                                               --                 586,170
      Redeemed                                                                (60,347,550)          (45,809,845)
                                                                            -------------         -------------
              Net Increase/(Decrease) in Premier Shares Transactions          (49,433,899)          (40,470,327)
                                                                            -------------         -------------
   RETAIL SHARES:
      Issued--Regular                                                             518,309               267,967
            --Distributions Reinvested                                               --                  20,650
      Redeemed                                                                 (1,333,462)           (1,369,302)
                                                                            -------------         -------------
              Net (Decrease) in Retail Shares Transactions                       (815,153)           (1,080,685)
                                                                            -------------         -------------
   GROUP RETIREMENT PLAN SHARES:
      Issued--Regular                                                              52,470               570,884
            --Distributions Reinvested                                               --                  23,946
      Redeemed                                                                 (3,212,220)             (309,096)
                                                                            -------------         -------------
             Net Increase/(Decrease) in Group Retirement
                  Plan Shares Transactions                                     (3,159,750)              285,734
                                                                            -------------         -------------
                    NET (DECREASE) IN NET ASSETS
                       FROM CAPITAL SHARE TRANSACTIONS                        (53,408,802)          (41,265,278)
                                                                            -------------         -------------
TOTAL (DECREASE) IN NET ASSETS                                                (55,545,828)          (73,014,422)
NET ASSETS:
   Beginning of Period                                                         69,310,323           142,324,745
                                                                            -------------         -------------
   End of Period (A)                                                        $  13,764,495         $  69,310,323
                                                                            =============         =============
--------------
(A) Includes undistributed/(accumulated) net
    investment income (loss)                                                $      13,293         $     (88,285)
                                                                            =============         =============
*    Unaudited

                      The accompanying notes are an integral part of the financial statements.

                                              LIPPER PRIME EUROPE EQUITY FUND(SM)
                                                     FINANCIAL HIGHLIGHTS
                                                        PREMIER SHARES

                                               SELECTED PER SHARE DATA & RATIOS
                                      FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                  SIX MONTHS
                                                    ENDED           2001         2000         1999         1998        1997
                                                 JUNE 30, 2002     FISCAL       FISCAL       FISCAL       FISCAL      FISCAL
                                                 (UNAUDITED)++      YEAR         YEAR         YEAR         YEAR        YEAR
                                                 -------------    --------    ---------    ---------    ---------    --------
NET ASSET VALUE, BEGINNING OF PERIOD               $    8.72      $  11.50    $   15.03    $   14.10    $   11.74    $  11.25
                                                   ---------      --------    ---------    ---------    ---------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income/(Loss) **                     (0.02)        (0.01)       (0.03)       (0.02)       (0.01)       0.05
   Net Realized and Unrealized Gain/(Loss)
      on Investments                                   (0.36)        (2.71)       (1.76)        2.11         3.79        2.06
         Total From Investment Operations              (0.34)        (2.72)       (1.79)        2.09         3.78        2.11
                                                   ---------      --------    ---------    ---------    ---------    --------
DISTRIBUTIONS:
   Net Investment Income                                  --            --           --           --           --       (0.03)
   In Excess of Net Investment Income                     --            --           --           --           --          --+
   Net Realized Gain                                      --         (0.06)       (1.66)       (1.16)       (1.42)      (1.59)
   In Excess of Net Realized Gain                         --            --        (0.08)          --           --          --
                                                                              ---------
   Total Distributions                                    --         (0.06)       (1.74)       (1.16)       (1.42)      (1.62)
NET ASSET VALUE, END OF PERIOD                     $    8.38      $   8.72    $   11.50    $   15.03    $   14.10    $  11.74
                                                   =========      ========    =========    =========    =========    ========
TOTAL RETURN#                                          (3.90)%      (23.67)%     (12.50)%      15.70%       32.29%      18.83%
                                                   =========      ========    =========    =========    =========    ========
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)               $  12,565      $ 63,948    $ 134,164    $ 150,979    $ 124,406    $ 82,787
   Ratios After Expense Waiver and/or
     Reimbursement
        Expenses to Average Net Assets                  1.60%*        1.57%        1.56%        1.57%        1.54%       1.59%
        Net Investment Income to Average
             Net Assets                                  .52%*       (0.05)%      (0.21)%      (0.15)%      (0.06)%      0.43%
   Ratios Before Expense Waiver and/or
      Reimbursement
        Expenses to Average Net Assets                  1.95%*        1.57%        1.56%        1.51%        1.54%       1.59%
        Net Investment Income to Average
             Net Assets                                 0.17%*       (0.05)%      (0.21)%      (0.15)%      (0.06)%      0.43%
   Portfolio Turnover Rate                               105%           24%          38%          52%          61%         71%

---------------

*    Annualized.

**   Voluntary waived fees and reimbursed expenses affected the net investment income per share for the six months ended June
     30, 2002 by $0.01.

#    Total return would have been lower had the Adviser not waived or reimbursed certain expenses for the six months ended
     June 30, 2002.

+    Amount represents less than $0.01 per share.

++   Per share amount for the six months ended June 30, 2002, is based on average shares outstanding.

                          This accompanying notes are an integral part of the financial statements.


                                              LIPPER PRIME EUROPE EQUITY FUND(SM)
                                                     FINANCIAL HIGHLIGHTS
                                                         RETAIL SHARES

                                               SELECTED PER SHARE DATA & RATIOS
                                        FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    SIX-MONTHS
                                                       ENDED          2001         2000        1999        1998         1997
                                                   JUNE 30, 2002     FISCAL       FISCAL      FISCAL      FISCAL       FISCAL
                                                   (UNAUDITED)++      YEAR         YEAR        YEAR        YEAR         YEAR
                                                     ---------     --------     --------     -------     --------    --------
NET ASSET VALUE, BEGINNING OF PERIOD                 $    8.63     $  11.40     $  14.95     $ 14.05     $  11.73    $  11.25
                                                     ---------     --------     --------     -------     --------    --------
INCOME FROM INVESTMENT OPERATIONS:
   Net Investment Income/(Loss) **                        0.03        (0.03)       (0.05)      (0.04)       (0.03)       0.02
   Net Realized and Unrealized Gain/(Loss)
      on Investments                                     (0.39)       (2.68)       (1.76)        2.10        3.77        2.05
            Total From Investment Operations             (0.36)       (2.71)       (1.81)        2.06        3.74        2.07
                                                     ---------     --------     --------     -------     --------    --------
DISTRIBUTIONS:
   Net Investment Income                                    --           --           --          --           --          --
   In Excess of Net Investment Income                       --           --           --          --           --          --+
   Net Realized Gain                                        --        (0.06)       (1.66)      (1.16)       (1.42)      (1.59)
   In Excess of Net Realized Gain                           --           --        (0.08)         --           --          --
            Total Distributions                             --        (0.06)       (1.74)      (1.16)       (1.42)      (1.59)
NET ASSET VALUE, END OF PERIOD                       $    8.27     $   8.63     $  11.40     $ 14.95     $  14.05    $  11.73
                                                     =========     ========     ========     =======     ========    ========
TOTAL RETURN #                                           (4.17)%     (23.79)%     (12.70)%     15.54%       31.96%      18.49%
                                                     =========     ========     ========     =======     ========    ========
RATIOS AND SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's)                 $   1,199     $  2,108     $  4,175     $ 4,295     $  2,472    $  1,137
   Ratios After Expenses Waiver and/or
     Reimbursement:
      Expenses to Average Net Assets                      1.85%*       1.82%        1.81%       1.76%        1.79%       1.84%
        Net Investment Income to Average
           Net Assets                                     0.63%*      (0.20)%      (0.46)%     (0.34)%      (0.25)%      0.16%
   Ratios Before Expense Waiver and/or
     Reimbursement:
        Expense to Average Net Assets                     2.42%*       1.82%        1.81%       1.76%        1.79%       1.84%
        Net Investment Income to Average
           Net Assets                                    0.062%*      (0.26)%      (0.46)%     (0.34)%      (0.25)%     0.016%
   Portfolio Turnover Rate                                 105%          24%          38%         52%          61%         71%

---------------

*    Annualized.

**   Voluntary waived fees and reimbursed expenses affected the net investment income per share for the six months ended June
     30, 2002 by $0.01.

#    Total return would have been lower had the Adviser not waived or reimbursed certain expenses for the six months ended
     June 30, 2002.

+    Amount represents less than $0.01 per share.

++   Per share amount for the six months ended June 30, 2002, is based on average shares outstanding.

                           The accompanying notes are an integral part of the financial statements.

                       LIPPER PRIME EUROPE EQUITY FUND(SM)
                          NOTES TO FINANCIAL STATEMENTS

     The Lipper Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company and was incorporated on August 22, 1995. As of June 30, 2002, the Company was comprised of three diversified portfolios (the Lipper High Income Bond Fund, the Lipper U.S. Equity Fund and the Lipper Prime Europe Equity Fund). These financial statements pertain to the Lipper Prime Europe Equity Fund (the "Fund") only. The financial statements of the remaining Funds are presented separately. The Company offers the shares of each Fund in two classes: Premier Shares and Retail Shares Shares. Effective March 1, 2002, the Fund discontinued the issuance of Group Retirement Plan Shares. The Fund was funded on April 1, 1996 with a contribution of securities to the Fund from a corresponding limited partnership (see Note G).

     The Fund seeks capital appreciation by investing primarily in a diversified portfolio of medium and large capitalization Western European common stocks issued by companies that have strong growth prospects based on balance sheet strength (including leverage and free cash flow available for capital investment), historic return on equity, projected earnings per share growth rates, industry position and management.

A. SIGNIFICANT ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the mean of the closing bid and asked prices on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

     2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or repatriated and are accrued when the related income is earned.

     At June 30, 2002, cost of investments and unrealized appreciation (depreciation) of investments for Federal income tax purposes were:

         COST       APPRECIATION    (DEPRECIATION)        NET APPRECIATION
     -----------    ------------    -------------         ----------------
     $13,830,399      $978,724       $(1,193,510)            $(214,786)

     3. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid and asked prices of such currencies against U.S. dollars quoted by a major U.S. or foreign bank. Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

                       LIPPER PRIME EUROPE EQUITY FUND(SM)
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, dispositions of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected in the Statement of Operations.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies and U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     4. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into forward foreign currency exchange contracts to attempt to protect securities and related receivables and payables against changes in future foreign currency exchange rates. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses, when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of the unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     5. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income annually. Net realized capital gains, if any, will be distributed at least annually by the Fund. All distributions are recorded on ex-dividend date.

     Income and capital gains distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to differing book and tax treatments for foreign currency transactions, post-October losses and losses due to wash sales transactions.

     Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income/(loss), undistributed realized net gain/(loss) and paid in capital. Such adjustments are not taken into consideration for the purpose of calculating the financial highlights.

     6. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized according to the effective yield method over their respective lives. Expenses of the Company, which are not directly attributable to a Fund, are allocated among the Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISORY SERVICES: Prime Lipper Asset Management (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser provides investment advisory services for a fee calculated at an annual rate of 1.10% of the Fund's average daily net assets. From time to time, the Adviser may voluntarily waive, for a period of time, all or a portion of the fee to which it is entitled under its Agreement with the Fund. Until further notice, the Adviser has agreed to voluntarily waive fees and reimburse expenses to the extent necessary to maintain an annual operating expense ratio to net assets of not more than the following:

                  PREMIER SHARES    RETAIL SHARES
                  --------------    -------------
                      1.60%             1.85%

                        LIPPER PRIME EUROPE EQUITY FUND(SM)
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

C. ADMINISTRATIVE AND CUSTODIAL SERVICES: ALPS Mutual Funds Services, Inc., serves as the Company's administrator (the "Administrator") pursuant to an Administration Agreement, Fund Accounting and Services Agreement and Transfer Agency and Services Agreement. Under these Agreements, the Administrator provides administrative, fund accounting, dividend disbursing and transfer agent services to the Company. As compensation for its services, the Company pays the Administrator a monthly fee at the annual rate of $336,000 allocated based on each Funds' respective net assets. Under a separate agreement, Custodial Trust Company serves as the Company's custodian for the Fund's assets.

D. DISTRIBUTION SERVICES: Lipper & Company, L.P., an affiliate of the Adviser, serves as the Company's distributor (the "Distributor"). The Distributor is entitled to receive an annual distribution fee payable from the net assets of the Fund's Retail Shares of 0.25% of the average daily net assets of the Fund's Retail Shares.

E. DIRECTORS' FEES: For the six-months ended June 30, 2002, the Company paid each Director who was not a director, officer or employee of the Adviser or any of its affiliates, a fee of $7,500 and reimbursements for expenses incurred in attending Board meetings.

F. PURCHASES AND SALES: For the six-months ended June 30, 2002, the cost of purchases and proceeds of sales for investment securities other than long-term U.S. Government and short-term securities were:

                    PURCHASES         SALES
                   -----------     ------------
                   $18,518,515     $70,952,699

     There were no purchases or sales of long-term U.S. Government securities.

G. LIMITED PARTNERSHIP TRANSFER: The Fund was formed as a successor investment vehicle for a limited partnership (the "Partnership") for which the Adviser acted as general partner and investment adviser since inception. On April 1, 1996, the Fund exchanged Premier Shares for portfolio securities of the Partnership.

H. CAPITAL STOCK: Capital share transactions for the Fund, by class of shares, were as follows:

                                            SIX-MONTHS ENDED         YEAR ENDED
                                             JUNE 30, 2002          DECEMBER 31,
                                              (UNAUDITED)              2001
                                            ----------------        ------------
PREMIER SHARES:
   Issued--Regular                              1,286,369              672,458
         Distributions Reinvested                    --                 61,584
   Redeemed                                    (7,120,078)          (5,064,205)
                                               ----------           ----------
         Net Increase/(Decrease)               (5,833,709)          (4,330,163)
                                               ----------           ----------
RETAIL SHARES:
   Issued--Regular                                 60,896               25,700
         Distributions Reinvested                    --                  2,180
   Redeemed                                      (160,292)            (149,585)
                                               ----------           ----------
         Net Increase/(Decrease)                  (99,396)            (121,705)
                                               ----------           ----------
GROUP RETIREMENT PLAN SHARES:
   Issued--Regular                                  6,256               58,563
         Distributions Reinvested                    --                  2,531
   Redeemed                                      (384,205)             (33,277)
                                               ----------           ----------
         Net Increase/(Decrease)                 (377,949)              27,817
                                               ----------           ----------

                       LIPPER PRIME EUROPE EQUITY FUND(SM)
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

I. OTHER: At June 30, 2002, there were six shareholders who owned greater than 5% of the Fund's shares. Such holdings aggregated 69.5% of the Fund's total shares.

     Transactions by shareholders holding a significant ownership percentage of the Fund can have an impact on other shareholders of the Fund.

     Effective February 4, 2002, the Company has a committed line of credit with Custodial Trust Company, which is available to meet temporary cash needs of the Company. The Company pays a commitment fee for this line of credit.

     Effective June 28, 2002, the Board of Directors voted to close the Fund to new purchases and liquidate the Fund as soon as possible. In anticipation of liquidation, which is subject to approval of Fund shareholders, substantially all of the Fund's assets will be invested in cash and/or high quality short-term debt investments.

                                                 LIPPER PRIME EUROPE EQUITY FUND(SM)
                                            DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

                                                        INTERESTED DIRECTORS


           (1)                    (2)                    (3)                        (4)                 (5)            (6)
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
                                                                                                     NUMBER OF
                                                                                                   FUNDS IN FUND      OTHER
                                                 TERM OF OFFICE AND                                   COMPLEX     DIRECTORSHIPS
NAME, AGE AND ADDRESS OF  POSITION(S) HELD WITH    LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN BY        HELD
        DIRECTOR               REGISTRANT              SERVED*            DURING PAST 5 YEARS        DIRECTOR      BY DIRECTOR
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
KENNETH E. LIPPER (60)(1) Director, Chairman     Director, Chairman   Chairman, Chief Executive          4        Director, CNH
101 Park Avenue           of the Board, Chief    of the Board, Chief  Officer and President,
New York, NY 10178        Executive Officer      Executive Officer    Lipper & Company, L.P.
                          and President          and President since  and its affiliates; Managing
                                                 1995                 Member, Chief Executive
                                                                      Officer and President,
                                                                      Lipper & Company, L.L.C.;
                                                                      Co-Chairman, Prime Lipper
                                                                      Asset Management

ABRAHAM BIDERMAN (53)(2)  Director, Executive    Director, Executive  Executive Vice President,           4       Director, mPhase
101 Park Avenue           Vice President,        Vice President,      Lipper & Company, L.P.,                     Technologies, Inc.
New York, NY 10178        Treasurer and          Treasurer and        Lipper & Company, L.L.C.
                          Secretary              Secretary since      and their affiliates;
                                                 1995                 Executive Vice President
                                                                      and Member of the
                                                                      Investment Committee,
                                                                      Prime Lipper Asset
                                                                      Management


                                                        INDEPENDENT DIRECTORS
           (1)                    (2)                    (3)                        (4)                 (5)            (6)
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
                                                                                                     NUMBER OF
                                                                                                   FUNDS IN FUND      OTHER
                                                 TERM OF OFFICE AND                                   COMPLEX     DIRECTORSHIPS
NAME, AGE AND ADDRESS OF  POSITION(S) HELD WITH    LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN BY        HELD
        DIRECTOR               REGISTRANT              SERVED*            DURING PAST 5 YEARS        DIRECTOR      BY DIRECTOR
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
STANLEY BREZENOFF (64)    Director               Director since       Chief Executive Officer and        4               --
510 E. 23rd Street                               1995                 President of Maimonides
New York, NY 10010                                                    Medical Center

MARTIN MALTZ (61)         Director               Director since       Principal Scientist, Xerox         4               --
25 Dunrovin Lane                                 1995                 Corporation
Rochester, NY 14618

IRWIN E. RUSSELL (76)     Director               Director since       Attorney, Law Offices of           4               --
9401 Wilshire Blvd.                              1995                 Irwin E.  Russell
Suite 780
Beverly Hills, CA 90212

----------------

*    Each Director serves an indefinite term, until his or her successor is elected.

(1)  Kenneth Lipper is deemed to be an "interested" director of the Fund for purposes of the Investment Company Act of 1940. Mr.
     Lipper is the Chairman, Chief Executive Officer and President of Lipper & Company, L.P., the Funds' principal underwriter,
     Managing Member, Chief Executive Officer and President of Lipper & Company, L.L.C., the investment adviser to the Lipper U.S.
     Equity Fund, the Lipper High Income Bond Fund and the Lipper Mergers Fund, and Co-Chairman of Prime Lipper Asset Management,
     the investment adviser to the Lipper Prime Europe Equity Fund. Mr. Lipper also has a controlling ownership interest in each of
     Lipper & Company, L.P., Lipper & Company, L.L.C. and Prime Lipper Asset Management.

(2)  Abraham Biderman is Executive Vice President of Lipper & Company, L.P., the Funds' principal underwriter, Lipper & Company,
     L.L.C., the investment adviser to the Lipper U.S. Equity Fund, the Lipper High Income Bond Fund and the Lipper Mergers Fund,
     and Prime Lipper Asset Management, the investment adviser to the Lipper Prime Europe Equity Fund, and a member of the
     Investment Committee of Prime Lipper Asset Management.

The Lipper Funds' Statement of Additional Information includes additional information about the Company's directors and officers and may be obtained without charge upon request by calling The Lipper Funds at 1-800-LIPPER9, sending an electronic request to
lipper.funds@lipper.com or visiting The Lipper Funds' internet site at http://www.lipper.com. You may also obtain this information from the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov.


                                                 LIPPER PRIME EUROPE EQUITY FUND(SM)
                                      DIRECTOR AND OFFICER INFORMATION (UNAUDITED)--(CONTINUED)


                                                              OFFICERS

           (1)                    (2)                    (3)                        (4)                 (5)            (6)
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
                                                                                                     NUMBER OF
                                                                                                   FUNDS IN FUND      OTHER
                                                 TERM OF OFFICE AND                                   COMPLEX     DIRECTORSHIPS
NAME, AGE AND ADDRESS OF  POSITION(S) HELD WITH    LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN BY        HELD
        DIRECTOR               REGISTRANT              SERVED*            DURING PAST 5 YEARS        DIRECTOR      BY DIRECTOR
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
STEVEN FINKEL (54)        Executive Vice         Executive Vice       Executive Vice President of        --               --
101 Park Avenue           President              President since      Lipper & Company, L.P.,
New York, NY 10178                               1995                 Lipper & Company, L.L.C.
                                                                      and their affiliates

LAWRENCE S. BLOCK (35)    Vice President         Vice President       General Counsel, Lipper &          --               --
101 Park Avenue                                  since 1998           Company, L.P., Lipper &
New York, NY 10178                                                    Company, L.L.C. and their
                                                                      affiliates; formerly
                                                                      Attorney, Cadwalader,
                                                                      Wickersham & Taft

----------------

The Lipper Funds' Statement of Additional Information includes additional information about the Company's directors and officers and may be obtained without charge upon request by calling The Lipper Funds at 1-800-LIPPER9, sending an electronic request to
lipper.funds@lipper.com or visiting The Lipper Funds' internet site at http://www.lipper.com. You may also obtain this information from the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov.

INVESTMENT ADVISER:            PRIME LIPPER ASSET MANAGEMENT

ADMINISTRATOR, FUND            ALPS MUTUAL FUNDS SERVICES, INC.
ACCOUNTANT, AND
TRANSFER AGENT:

DISTRIBUTOR:                   LIPPER & COMPANY, L.P.

CUSTODIAN:                     CUSTODIAL TRUST COMPANY

LEGAL COUNSEL:                 SIMPSON THACHER & BARTLETT

INDEPENDENT ACCOUNTANTS:       PRICEWATERHOUSECOOPERS LLP

BOARD OF DIRECTORS:            KENNETH LIPPER
                               -------------------------------------
                               Chairman of the Board, Chief
                               Executive Officer and President
                                   The Lipper Funds, Inc.
                               Chairman of the Board, Chief
                               Executive Officer and President
                                   Lipper & Company

                               ABRAHAM BIDERMAN
                               -------------------------------------
                               Executive Vice President,
                               Secretary and Treasurer
                                   The Lipper Funds, Inc.
                               Executive Vice President
                                   Lipper & Company

                               STANLEY BREZENOFF
                               -------------------------------------
                               Chief Executive Officer
                                   Maimonides Medical Center

                               MARTIN MALTZ
                               -------------------------------------
                               Principal Scientist
                                   Xerox Corporation

                               IRWIN RUSSELL
                               -------------------------------------
                               Attorney
                                   Law Offices of Irwin E. Russell
                               Director Emeritus
                                   The Walt Disney Company

TICKER SYMBOLS:
     Premier Shares:                          LPEEX
     Retail Shares:                           LPERX

For more complete information concerning The Lipper Funds, including a prospectus, please call 1-800-LIPPER9, visit The Lipper Funds' internet site at www.lipper.com, or send an electronic request to the following e-mail address: lipper.funds@lipper.com.

European investments involve currency and other risks, which may include political and market risks. Please read the prospectus carefully before investing.

Lipper & Company, L.P., Distributor.

(C)2002 Lipper & Company, Inc. All rights reserved.

LIPPER & COMPANY, THE LIPPER FUNDS and LIPPER PRIME EUROPE EQUITY FUND are trademarks and/or service marks of Lipper & Company, Inc. Other Lipper & Company product or service names or logos referred herein are trademarks, service marks or trade names of Lipper & Company, Inc.

The Lipper Funds(SM) and Lipper Prime Europe Equity Fund(SM) are not affiliated with Lipper Inc., a Reuters company.

THE LIPPER FUNDS(SM)
-------------------------------------------------------------------------------
                                                 Lipper U.S. Equity Fund(SM)

                                                          SEMI ANNUAL REPORT
                                                               June 30, 2002

                                TABLE OF CONTENTS

Portfolio of Investments.............................................       1

Statement of Assets and Liabilities..................................       2

Statement of Operations..............................................       3

Statement of Changes in Net Assets...................................       4

Financial Highlights.................................................       5

Notes to Financial Statements........................................       6

Director and Officer Information.....................................      10

                           LIPPER U.S. EQUITY FUND(SM)
                            PORTFOLIO OF INVESTMENTS
                            JUNE 30, 2002 (UNAUDITED)


                                                                FACE AMOUNT      VALUE
                                                                -----------      -----
SHORT-TERM INVESTMENTS (560%)

     +Bear Stearns Repurchase Agreement,
        1.92%, dated 06/28/02 due 07/01/02..................     $ 10,440       $ 10,440


                                                                   SHARES
                                                                   ------
     JP Morgan Prime Money Market...........................          824       $    824
                                                                                --------

TOTAL SHORT-TERM INVESTMENTS (COST $11,264).................                    $ 11,264
                                                                                --------

OTHER ASSETS AND LIABILITIES (-460%)........................                      (9,292)

NET ASSETS (100.0%).........................................                    $  1,972
                                                                                ========

---------------

+ The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the Statement of Assets and Liabilities.

    The accompanying notes are an integral part of the financial statements.

                           LIPPER U.S. EQUITY FUND(SM)
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2002 (UNAUDITED)

ASSETS:
   Investments, at value (Cost $11,264)                             $    11,264
   Cash                                                                     487
   Interest Receivable                                                    1,556
   Receivable from Adviser                                                3,361
   Prepaid and Other Assets                                               2,556
                                                                    -----------
         TOTAL ASSETS                                               $    19,224
                                                                    -----------

LIABILITIES:
   Administration Fees Payable                                      $       448
   Directors' Fees Payable                                                4,521
   Other Liabilities                                                     12,283
                                                                    -----------
         TOTAL LIABILITIES                                          $    17,252
                                                                    -----------
NET ASSETS                                                          $     1,972
                                                                    ===========

COMPOSITION OF NET ASSETS:
   Paid in Capital                                                  $ 3,544,309
   Accumulated Net Investment (Loss)                                 (3,535,002)
   Accumulated Net Realized (Loss) on Investments                        (7,335)
                                                                    -----------
NET ASSETS                                                          $     1,972

PREMIER SHARES:
   Net Assets                                                       $         0
   Shares of Beneficial Interest Outstanding                                  0
   Net Asset Value and Redemption Price Per Share                   $         0
                                                                    ===========

RETAIL SHARES:
   Net Assets                                                       $     1,972
   Shares of Beneficial Interest Outstanding                                210
   Net Asset Value and Redemption Price Per Share                   $      9.39
                                                                    ===========


    The accompanying notes are an integral part of the financial statements.

                           LIPPER U.S. EQUITY FUND(SM)
                             STATEMENT OF OPERATIONS
               FOR THE SIX-MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

INVESTMENT INCOME:
   Interest                                                       $      6,490
   Dividends                                                            52,177
   Other                                                                (1,229)
                                                                  ------------
         TOTAL INVESTMENT INCOME                                  $     57,438
                                                                  ------------
EXPENSES:
   Investment Advisory Fee                                        $     10,834
      Basic Fee                                                         69,363
      Less:  Fee Waived                                                (58,529)
   Administration Fees                                                  23,761
   Professional Fees                                                     6,064
   Registration and Filing Fees                                         15,079
   Directors' Fees                                                       2,101
   Custodian Fees & Expenses                                             6,770
   Distribution Fees                                                       538
   Other                                                                 1,443
                                                                  ------------
         TOTAL EXPENSES                                           $     66,590
                                                                  ------------
              NET INVESTMENT INCOME                               $     (9,152)
                                                                  ------------

   Net Realized Gain on Investments                               $    596,118
   Change in Net Unrealized Appreciation/Depreciation               (1,418,819)
                                                                  ------------
   Net Realized and Unrealized (Loss) on Investments                  (822,701)
                                                                  ------------

NET (DECREASE) IN NET ASSETS FROM OPERATIONS                      $   (831,853)
                                                                  ============


    The accompanying notes are an integral part of the financial statements.

                           LIPPER U.S. EQUITY FUND(SM)
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                             SIX MONTHS
                                                                                ENDED
                                                                            JUNE  30, 2002      YEAR ENDED
                                                                              (UNAUDITED)    DECEMBER 31, 2001
                                                                           ---------------   -----------------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
   Net Investment Income/(Loss)                                            $     (9,152)       $     23,450
   Net Realized Gain/(Loss)                                                     596,118          (3,717,503)
   Net Change in Unrealized Appreciation/Depreciation                        (1,418,819)          1,118,714
                                                                           ------------        ------------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
   RESULTING FROM OPERATIONS                                                   (831,853)         (2,575,339)
                                                                           ------------        ------------

DISTRIBUTIONS:
   PREMIER SHARES:
      From Net Investment Income                                                 (1,962)            (21,426)
   RETAIL SHARES:
      From Net Realized Gains                                                       (68)               --
                                                                           ------------        ------------
           TOTAL DISTRIBUTIONS                                                   (2,030)            (21,426)
                                                                           ------------        ------------

CAPITAL SHARE TRANSACTIONS:
   PREMIER SHARES:
      Issued--Regular                                                         3,929,074           5,465,130
            --Distributions Reinvested                                            1,962              21,426
      Redeemed                                                              (24,793,731)         (1,179,000)
                                                                           ------------        ------------
        Net Increase/(Decrease) in Premier Shares Transactions              (20,862,695)          4,307,556
                                                                           ------------        ------------
   RETAIL SHARES:
      Issued--Regular                                                            12,627             278,590
            --Distributions Reinvested                                               68                --
      Redeemed                                                                 (774,057)           (384,070)
                                                                           ------------        ------------
        Net (Decrease) in Retail Shares Transactions                           (761,362)           (105,480)
                                                                           ------------        ------------
   GROUP RETIREMENT PLAN SHARES:
      Issued--Regular                                                            98,494             796,602
            --Distributions Reinvested                                             --                  --
      Redeemed                                                               (4,279,424)           (328,532)
                                                                           ------------        ------------
           Net Increase/(Decrease) in Group Retirement
             Plan Shares Transactions                                        (4,180,930)            468,070
                                                                           ------------        ------------
      NET INCREASE/(DECREASE) IN NET ASSETS
        FROM CAPITAL SHARE TRANSACTIONS                                     (25,804,987)          4,670,146
                                                                           ------------        ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (26,638,870)          2,073,381
NET ASSETS:
    Beginning of Period                                                      26,640,842          24,565,640
                                                                           ------------        ------------
    End of Period (A)                                                      $      1,972        $ 26,639,021
                                                                           ============        ============
----------
(A) Includes undistributed/(accumulated) net
    investment income/(loss) of:                                           $     (7,335)       $      2,026
                                                                           ============        ============


    The accompanying notes are an integral part of the financial statements.

                           LIPPER U.S. EQUITY FUND(SM)
                              FINANCIAL HIGHLIGHTS
                                  RETAIL SHARES
                        SELECTED PER SHARE DATA & RATIOS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                       SIX MONTHS
                                                         ENDED++       2001      2000       1999       1998       1997
                                                      JUNE 30, 2002   FISCAL    FISCAL     FISCAL     FISCAL     FISCAL
                                                       (UNAUDITED)     YEAR      YEAR       YEAR       YEAR       YEAR
                                                      -------------  -------    -------    -------    -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  9.98     $ 11.02    $ 12.67    $ 12.62    $ 12.03    $ 11.38
                                                         -------     -------    -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS:
  Net Investment Income/(Loss) **                          (0.02)      (0.01)     (0.05)     (0.14)      0.11       0.13

 Net Realized and Unrealized Gain (Loss)
   on Investments                                          (0.56)      (1.03)      0.20       1.33       1.26       1.95

                                                         -------     -------    -------    -------    -------    -------
     Total From Investment Operations                      (0.58)      (1.04)      0.15       1.19       1.37       2.08
                                                         -------     -------    -------    -------    -------    -------
DISTRIBUTIONS:
 Net Investment Income                                     (0.01)        --         --         --       (0.11)     (0.13)
 In Excess of Net Investment Income                          --          --         --         --         -- +       --
 Net Realized Gain                                           --          --       (1.59)     (1.14)     (0.67)     (1.30)
 In Excess of Net Realized Gain                              --          --       (0.21)       --         --         --
                                                         -------     -------    -------    -------    -------    -------
   Total Distributions                                     (0.01)        --       (1.80)     (1.14)     (0.78)     (1.43)
                                                         -------     -------    -------    -------    -------    -------
NET ASSET VALUE, END OF PERIOD                           $  9.39     $  9.98    $ 11.02    $ 12.67    $ 12.62    $ 12.03
                                                         =======     =======    =======    =======    =======    =======
TOTAL RETURN #                                            (5.91)%     (9.44)%      1.12%     10.01%     11.15%     18.58%
                                                         =======     =======    =======    =======    =======    =======

RATIOS AND SUPPLEMENTAL DATA:
 Net Assets, End of Period (000's)                       $     2     $   804    $   974    $   565    $ 1,308    $   899
 Ratios After Expense Waiver and/or
   Reimbursement:
     Expenses to Average Net Assets                         1.35%*      1.35%      1.35%      1.35%      1.35%      1.35%
     Net Investment Income (Loss)
       to Average Net Assets                              (0.42)%*    (0.12)%    (0.49)%    (0.58)%      0.80%      0.96%
Ratios Before Expense Waiver and/or
  Reimbursement:
    Expenses to Average Net Assets                          3.06%*      1.77%      1.88%      1.76%      1.76%      2.01%
    Net Investment Income (Loss)
      to Average Net Assets                               (2.13)%*    (0.54)%    (1.02)%    (1.12)%      0.39%      0.30%
Portfolio Turnover Rate                                      148%        170%       347%       123%       204%       145%

------------

*   Annualized.

** Voluntarily waived fees and reimbursed expenses affected the net investment income per share as follows:

                                                WAIVER/REIMBURSEMENT
                    PERIOD                           (PER SHARE)
                    ------                      --------------------
                     2002                              $0.08
                     2001                              $0.04
                     2000                              $0.06
                     1999                              $0.10
                     1998                              $0.06
                     1997                              $0.09

+    Amount represents less than $0.01 per share.

# Total return would have been lower had the Adviser not waived or reimbursed certain expenses during the fiscal years 1997 through 2001 and the six months ended June 30, 2002. Total return for periods of less than one year are not annualized.

++ Per share amount for the six months ended June 30, 2002 is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

                           LIPPER U.S. EQUITY FUND(SM)
                          NOTES TO FINANCIAL STATEMENTS

     The Lipper Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 as an open-end management investment company and was incorporated on August 22, 1995. As of June 30, 2002, the Company was comprised of three diversified portfolios (the Lipper High Income Bond Fund, the Lipper U.S. Equity Fund and the Lipper Prime Europe Equity Fund). These financial statements pertain to the Lipper U.S. Equity Fund (the "Fund") only. The financial statements of the remaining portfolios are presented separately. The Company offers the shares of each Fund in two classes: Premier Shares and Retail Shares. Effective March 1, 2002, the Fund discontinued the issuance of Group Retirement Shares. There were no shareholders in the Premier class of shares as of June 30, 2002. The Fund commenced investment operations on January 2, 1996.

     The Fund seeks capital appreciation by investing primarily in a diversified portfolio of large capitalization U.S. equity securities.

A. SIGNIFICANT ACCOUNTING POLICIES: The following is a summary of significant accounting policies followed by the Fund which are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     1. SECURITY VALUATION: Securities listed on a securities exchange for which market quotations are readily available are valued at the last sale price as of the close of the exchange on the day the valuation is made or, if no sale occurred on such day, at the mean of the closing bid and asked prices on such day. Price information on listed securities is taken from the exchange where the security is primarily traded. Over-the-counter and unlisted securities are valued at the bid price. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of securities for which no quotations are readily available is determined in good faith at fair value using methods determined by the Board of Directors.

     2. FEDERAL INCOME TAXES: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     For the year ended December 31, 2001, the Fund had incurred a capital loss carryforward of approximately $4,032,669 which will expire on December 31, 2009.

     At June 30, 2002, the tax components of capital were:

           COST      APPRECIATION     (DEPRECIATION)     NET APPRECIATION
         -------     ------------     --------------     ----------------
         $11,264        $ -0-             $ -0-              $ -0-

     3. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which it lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     4. DISTRIBUTIONS TO SHAREHOLDERS: The Fund intends to distribute substantially all of its net investment income annually. Net realized capital gains, if any, will be distributed at least annually by the Fund. All distributions are recorded on ex-dividend date.

                           LIPPER U.S. EQUITY FUND(SM)
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

     Income and capital gains distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from generally accepted accounting principles. Those differences are primarily due to differing book and tax treatments for deferred organization costs.

     Permanent book and tax differences between U.S. Federal income tax regulations and generally accepted accounting principles may result in reclassifications to undistributed net investment income/(loss), accumulated net realized gain/(loss) and paid in capital.

     5. PURCHASED AND WRITTEN OPTIONS: The Fund may purchase or write put and call options on securities, securities indices, currencies and other financial instruments. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price. The Fund may purchase a put option on a security to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option on a security, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. The Fund may purchase a put or call option to limit exposure to a written put or call option.

     Options contracts are valued daily and unrealized appreciation or depreciation is recorded based upon the last sales price on the principal exchange on which the option is traded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. Premiums received or paid from the writing or purchasing of options are offset against the proceeds of securities sold or added to the cost of securities purchased upon the exercise of the option. Upon expiration of a purchased or written option, the premium is recorded as a realized loss or gain, respectively. Possible losses on purchased options can not exceed the total premium paid.

     Use of written put and call options could result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher or lower than current market values, or cause the Fund to hold a security it might otherwise not purchase or sell. Losses which may result from the use of options will reduce the Fund's net asset value, and possibly income, and such losses may be greater than if options had not been used.

     6. OTHER: Securities transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Expenses of the Company, which are not directly attributable to a Fund, are allocated among the Funds based on their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. ADVISORY SERVICES: Lipper & Company, L.L.C. (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the Investment Advisory Agreement (the "Agreement"), the Adviser provides investment advisory services for a fee calculated at an annual rate of 0.85% of the Fund's average daily net assets. From time to time, the Adviser may voluntarily waive, for a period of time, all or a portion of the fee to which it is entitled under its Agreement with the Fund. Until further notice, the Adviser has agreed to voluntarily waive fees and reimburse expenses to the extent necessary to maintain an annual operating expense ratio to net assets of not more than the following:

                       PREMIER SHARES        RETAIL SHARES
                       --------------        -------------
                           1.10%                  1.35%

C. ADMINISTRATIVE AND CUSTODIAL SERVICES: ALPS Mutual Funds Services, Inc., serves as the Company's administrator (the "Administrator") pursuant to an Administration Agreement, Fund Accounting and Services Agreement and Transfer Agency and Services Agreement. Under these Agreements, the Administrator provides administrative, fund accounting, dividend disbursing and transfer agent services to the Company. As compensation for its services, the Company pays the Administrator a monthly fee at the annual rate of $336,000 reflect and it allocated based on each Funds' respective net assets. Under a separate agreement, Custodial Trust Company serves as the Company's custodian for the Fund's assets.

                           LIPPER U.S. EQUITY FUND(SM)
                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

D. DISTRIBUTION SERVICES: Lipper & Company, L.P., an affiliate of the Adviser, serves as the Company's distributor (the "Distributor"). The Distributor is entitled to receive an annual distribution fee payable from the net assets of the Fund's Retail Shares of 0.25% of the average daily net assets of such Fund's Retail Shares.

E. DIRECTORS' FEES: For the six months ended June 30, 2002, the Company paid each Director who was not a director, officer or employee of the Adviser or any of its affiliates, a fee of $7,500 and reimbursements for expenses incurred in attending Board meetings.

F. PURCHASES AND SALES: For the six months ended June 30, 2002, the cost of purchases and proceeds of sales for investment securities other than long-term U.S. Government and short-term securities were:

                       PURCHASES                 SALES
                      ----------             -----------
                      $9,504,484             $33,787,766

     There were no purchases or sales of long-term U.S. Government securities.

G. CAPITAL STOCK: Capital share transactions for the Fund, by class of shares, were as follows:


                                              SIX MONTHS ENDED
                                                JUNE 30, 2002             YEAR ENDED
                                                 (UNAUDITED)          DECEMBER 31, 2001
                                              -----------------       -----------------
    PREMIER SHARES:
     Issued--Regular                                394,543                  510,108
         Distributions Reinvested                       208                    2,121
     Redeemed                                    (2,532,772)                (117,418)
                                              -----------------       -----------------
       Net Increase/(Decrease)                   (2,138,021)                 394,811
                                              -----------------       -----------------
    RETAIL SHARES:
     Issued--Regular                                  1,313                   29,119
         Distributions Reinvested                         7                     --
     Redeemed                                       (81,675)                 (37,001)
                                              -----------------       -----------------
       Net (Decrease)                               (80,335)                  (7,882)
                                              -----------------       -----------------
    GROUP RETIREMENT PLAN SHARES:
     Issued--Regular                                 10,005                   79,911
         Distributions Reinvested                       --                      --
     Redeemed                                      (446,130)                 (33,162)
                                              -----------------       -----------------
       Net Increase/(Decrease)                     (436,125)                  46,749
                                              -----------------       -----------------

H. OTHER: At June 30, 2002, there was one shareholder who owned greater than 5% of the Fund's net assets. Such holdings aggregated 100% of the Fund's net assets.

     Transactions by shareholders holding a significant ownership percentage of the Fund can have an impact on other shareholders of the Fund.

     Effective February 4, 2002, the Company has a committed line of credit with Custodial Trust Company, which is available to meet temporary cash needs of the Company. The Company pays a commitment fee for this line of credit.

     Effective April 23, 2002, the Board of Directors voted to close the Fund to new purchases and liquidate the Fund as soon as possible. In anticipation of liquidation, which is subject to approval of Fund shareholders, substantially all of the Fund's assets have been invested in cash and/or high quality short-term debt investments.


                                                     LIPPER U.S. EQUITY FUND(SM)
                                            DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

                                                        INTERESTED DIRECTORS

           (1)                    (2)                    (3)                        (4)                 (5)            (6)
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
                                                                                                     NUMBER OF
                                                                                                   FUNDS IN FUND      OTHER
                                                 TERM OF OFFICE AND                                   COMPLEX     DIRECTORSHIPS
NAME, AGE AND ADDRESS OF  POSITION(S) HELD WITH    LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN BY        HELD
        DIRECTOR               REGISTRANT              SERVED*            DURING PAST 5 YEARS        DIRECTOR      BY DIRECTOR
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
KENNETH E. LIPPER (60)(1) Director, Chairman     Director, Chairman   Chairman, Chief Executive          4        Director, CNH
101 Park Avenue           of the Board, Chief    of the Board, Chief  Officer and President,
New York, NY 10178        Executive Officer      Executive Officer    Lipper & Company, L.P.
                          and President          and President since  and its affiliates; Managing
                                                 1995                 Member, Chief Executive
                                                                      Officer and President,
                                                                      Lipper & Company, L.L.C.;
                                                                      Co-Chairman, Prime Lipper
                                                                      Asset Management

ABRAHAM BIDERMAN (53)(2)  Director, Executive    Director, Executive  Executive Vice President,           4       Director, mPhase
101 Park Avenue           Vice President,        Vice President,      Lipper & Company, L.P.,                     Technologies, Inc.
New York, NY 10178        Treasurer and          Treasurer and        Lipper & Company, L.L.C.
                          Secretary              Secretary since      and their affiliates;
                                                 1995                 Executive Vice President
                                                                      and Member of the
                                                                      Investment Committee,
                                                                      Prime Lipper Asset
                                                                      Management


                                                        INDEPENDENT DIRECTORS
           (1)                    (2)                    (3)                        (4)                 (5)            (6)
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
                                                                                                     NUMBER OF
                                                                                                   FUNDS IN FUND      OTHER
                                                 TERM OF OFFICE AND                                   COMPLEX     DIRECTORSHIPS
NAME, AGE AND ADDRESS OF  POSITION(S) HELD WITH    LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN BY        HELD
        DIRECTOR               REGISTRANT              SERVED*            DURING PAST 5 YEARS        DIRECTOR      BY DIRECTOR
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
STANLEY BREZENOFF (64)    Director               Director since       Chief Executive Officer and        4               --
510 E. 23rd Street                               1995                 President of Maimonides
New York, NY 10010                                                    Medical Center

MARTIN MALTZ (61)         Director               Director since       Principal Scientist, Xerox         4               --
25 Dunrovin Lane                                 1995                 Corporation
Rochester, NY 14618

IRWIN E. RUSSELL (76)     Director               Director since       Attorney, Law Offices of           4               --
9401 Wilshire Blvd.                              1995                 Irwin E. Russell
Suite 780
Beverly Hills, CA 90212

----------------

*    Each Director serves an indefinite term, until his or her successor is elected.

(1)  Kenneth Lipper is deemed to be an "interested" director of the Fund for purposes of the Investment Company Act of 1940. Mr.
     Lipper is the Chairman, Chief Executive Officer and President of Lipper & Company, L.P., the Funds' principal underwriter,
     Managing Member, Chief Executive Officer and President of Lipper & Company, L.L.C., the investment adviser to the Lipper U.S.
     Equity Fund, the Lipper High Income Bond Fund and the Lipper Merger Fund, and Co-Chairman of Prime Lipper Asset Management, the
     investment adviser to the Lipper Prime Europe Equity Fund. Mr. Lipper also has a controlling ownership interest in each of
     Lipper & Company, L.P., Lipper & Company, L.L.C. and Prime Lipper Asset Management.

(2)  Abraham Biderman is Executive Vice President of Lipper & Company, L.P., the Funds' principal underwriter, Lipper & Company,
     L.L.C., the investment adviser to the Lipper U.S. Equity Fund, the Lipper High Income Bond Fund and the Lipper Merger Fund, and
     Prime Lipper Asset Management, the investment adviser to the Lipper Prime Europe Equity Fund, and a member of the Investment
     Committee of Prime Lipper Asset Management.

     The Lipper Funds' Statement of Additional Information includes additional information about the Company's directors and officers and may be obtained without charge upon request by calling The Lipper Funds at 1-800-LIPPER9, sending an electronic request to lipper.funds@lipper.com or visiting The Lipper Funds' internet site at http://www.lipper.com. You may also obtain this information from the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov.

                                                                 9

                                                     LIPPER U.S. EQUITY FUND(SM)
                                      DIRECTOR AND OFFICER INFORMATION (UNAUDITED)--(CONTINUED)

                                                              OFFICERS
           (1)                    (2)                    (3)                        (4)                 (5)            (6)
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
                                                                                                     NUMBER OF
                                                                                                   FUNDS IN FUND      OTHER
                                                 TERM OF OFFICE AND                                   COMPLEX     DIRECTORSHIPS
NAME, AGE AND ADDRESS OF  POSITION(S) HELD WITH    LENGTH OF TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN BY        HELD
        DIRECTOR               REGISTRANT              SERVED*            DURING PAST 5 YEARS        DIRECTOR      BY DIRECTOR
------------------------- ---------------------  -------------------  ---------------------------- -------------  -----------------
STEVEN FINKEL (54)        Executive Vice         Executive Vice       Executive Vice President of        --               --
101 Park Avenue           President              President since      Lipper & Company, L.P.,
New York, NY 10178                               1995                 Lipper & Company, L.L.C.
                                                                      and their affiliates

LAWRENCE S. BLOCK (35)    Vice President         Vice President       General Counsel, Lipper &          --               --
101 Park Avenue                                  since 1998           Company, L.P., Lipper &
New York, NY 10178                                                    Company, L.L.C. and their
                                                                      affiliates; formerly
                                                                      Attorney, Cadwalader,
                                                                      Wickersham & Taft

----------------

The Lipper Funds' Statement of Additional Information includes additional information about the Company's directors and officers and may be obtained without charge upon request by calling The Lipper Funds at 1-800-LIPPER9, sending an electronic request to
lipper.funds@lipper.com or visiting The Lipper Funds' internet site at http://www.lipper.com. You may also obtain this information from the EDGAR Database on the Securities and Exchange Commission's internet site at http://www.sec.gov.

INVESTMENT ADVISER:            LIPPER & COMPANY, L.L.C.

ADMINISTRATOR, FUND            ALPS MUTUAL FUNDS SERVICES, INC.
ACCOUNTANT, AND
TRANSFER AGENT:

DISTRIBUTOR:                   LIPPER & COMPANY, L.P.

CUSTODIAN:                     CUSTODIAL TRUST COMPANY

LEGAL COUNSEL:                 SIMPSON THACHER & BARTLETT

INDEPENDENT ACCOUNTANTS:       PRICEWATERHOUSECOOPERS LLP

BOARD OF DIRECTORS:            KENNETH LIPPER
                               ------------------------------------
                               Chairman of the Board, Chief
                               Executive Officer and President
                                  The Lipper Funds, Inc.
                               Chairman of the Board, Chief
                               Executive Officer and President
                                  Lipper & Company

                               ABRAHAM BIDERMAN
                               ------------------------------------
                               Executive Vice President,
                               Secretary and Treasurer
                                  The Lipper Funds, Inc.
                               Executive Vice President
                                  Lipper & Company

                               STANLEY BREZENOFF
                               ------------------------------------
                               Chief Executive Officer
                                  Maimonides Medical Center

                               MARTIN MALTZ
                               ------------------------------------
                               Principal Scientist
                                  Xerox Corporation

                               IRWIN RUSSELL
                               ------------------------------------
                               Attorney
                                  Law Offices of Irwin E. Russell
                               Director Emeritus
                                  The Walt Disney Company

TICKER SYMBOLS:
      Premier Shares:                    LUEPX
      Retail Shares:                     LUERX

For more complete information concerning The Lipper Funds, including a prospectus, please call 1-800-LIPPER9, visit The Lipper Funds' internet site at www.lipper.com, or send an electronic request to the following e-mail address: lipper.funds@lipper.com. Please read the prospectus before investing.

Lipper & Company, L.P., Distributor.

(C)2002 Lipper & Company, Inc. All rights reserved.

LIPPER & COMPANY, THE LIPPER FUNDS and LIPPER U.S. EQUITY FUND are trademarks and/or service marks of Lipper & Company, Inc. Other Lipper & Company product or
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names of Lipper & Company, Inc.

The Lipper Funds(SM) and Lipper U.S. Equity Fund(SM) are not affiliated with
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